Schedule of Investments (unaudited)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 1.0%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27 (Call 07/01/24)(a)(b)	$21,704	$20,526,558
7.50%, 06/01/29 (Call 07/01/24)(a)(b)	18,766	15,436,912
7.75%, 04/15/28 (Call 07/01/24)(a)(b)	17,244	14,857,431
7.88%, 04/01/30 (Call 10/01/26)(a)(b)	16,992	16,885,800
9.00%, 09/15/28 (Call 09/15/25)(a)(b)	12,445	12,958,356
CMG Media Corp., 8.88%, 12/15/27
(Call 06/11/24)(a)(b)	14,056	7,028,000
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)(b)	9,682	8,380,431
3.75%, 02/15/28 (Call 06/17/24)(b)	7,422	6,876,520
4.00%, 02/15/30 (Call 02/15/25)(b)	9,668	8,693,966
4.88%, 01/15/29 (Call 07/01/24)(b)	6,087	5,797,233
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29 (Call 07/01/24)(a)(b)	8,914	8,057,810
4.63%, 03/15/30 (Call 03/15/25)(a)(b)	10,716	9,526,524
5.00%, 08/15/27 (Call 06/11/24)(a)(b)	11,857	11,382,720
7.38%, 02/15/31 (Call 11/15/26)(a)(b)	8,375	8,634,102
Stagwell Global LLC, 5.63%, 08/15/29
(Call 08/15/24)(a)(b)	22,036	20,156,329
		175,198,692
Aerospace & Defense — 2.4%
Bombardier Inc.
6.00%, 02/15/28 (Call 07/02/24)(a)(b)	13,493	13,302,324
7.00%, 06/01/32 (Call 06/01/27)(a)	6,220	6,243,325
7.13%, 06/15/26 (Call 07/02/24)(a)(b)	3,955	4,020,302
7.25%, 07/01/31 (Call 07/01/27)(a)(b)	13,223	13,509,807
7.50%, 02/01/29 (Call 02/01/26)(a)(b)	13,629	14,106,015
7.88%, 04/15/27 (Call 07/02/24)(a)(b)	25,483	25,545,222
8.75%, 11/15/30 (Call 11/15/26)(a)(b)	13,124	14,091,895
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(a)	1,615	1,565,541
5.75%, 10/15/27 (Call 07/15/27)(a)	644	644,098
Spirit AeroSystems Inc.
4.60%, 06/15/28 (Call 03/15/28)(b)	12,297	11,159,528
9.38%, 11/30/29 (Call 11/30/25)(a)(b)	15,671	16,849,589
9.75%, 11/15/30 (Call 11/15/26)(a)	21,413	23,402,501
TransDigm Inc.
4.63%, 01/15/29 (Call 07/01/24)(b)	20,014	18,472,922
4.88%, 05/01/29 (Call 07/01/24)(b)	13,202	12,233,908
5.50%, 11/15/27 (Call 07/01/24)	44,510	43,455,522
6.38%, 03/01/29 (Call 03/01/26)(a)	46,134	46,076,332
6.63%, 03/01/32 (Call 03/01/27)(a)	38,132	38,216,272
6.75%, 08/15/28 (Call 02/15/25)(a)(b)	36,850	37,288,515
6.88%, 12/15/30 (Call 08/18/26)(a)(b)	25,276	25,640,000
7.13%, 12/01/31 (Call 12/01/26)(a)(b)	15,700	16,104,958
Triumph Group Inc., 9.00%, 03/15/28
(Call 03/15/25)(a)(b)	21,501	22,195,590
		404,124,166
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 06/11/24)(a)	7,303	7,099,173
6.00%, 06/15/30 (Call 06/15/25)(a)(b)	20,150	19,609,174
Vector Group Ltd.
5.75%, 02/01/29 (Call 07/01/24)(a)	16,223	14,887,036
10.50%, 11/01/26 (Call 07/01/24)(a)(b)	10,466	10,571,532
		52,166,915
Security	Par (000)	Value

Airlines — 1.8%
Air Canada, 3.88%, 08/15/26
(Call 02/15/26)(a)(b)	$22,414	$21,280,972
American Airlines Inc.
7.25%, 02/15/28 (Call 02/15/25)(a)(b)	14,725	14,705,484
8.50%, 05/15/29 (Call 11/15/25)(a)	16,823	17,345,859
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	31,669	31,370,076
5.75%, 04/20/29(a)	50,943	49,241,311
Delta Air Lines Inc.
3.75%, 10/28/29 (Call 07/28/29)(b)	8,803	8,098,760
4.38%, 04/19/28 (Call 01/19/28)(b)	6,468	6,228,011
7.38%, 01/15/26 (Call 12/15/25)(b)	10,887	11,131,890
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%,
01/20/26 (Call 06/11/24)(a)(b)	25,948	23,926,319
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 06/11/24)(a)(b)	19,700	14,768,546
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(a)	38,519	37,064,908
4.63%, 04/15/29 (Call 10/15/28)(a)	35,244	32,556,645
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30 (Call 02/01/25)(a)(b)	17,237	13,842,345
7.88%, 05/01/27 (Call 07/04/24)(a)(b)	9,217	8,305,439
9.50%, 06/01/28 (Call 06/01/25)(a)(b)	9,206	8,349,658
		298,216,223
Apparel — 0.2%
Hanesbrands Inc.
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	16,238	15,760,445
9.00%, 02/15/31 (Call 02/15/26)(a)(b)	11,639	11,877,483
		27,637,928
Auto Manufacturers — 0.4%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(a)(b)	16,674	14,428,012
4.75%, 10/01/27 (Call 06/11/24)(a)(b)	7,633	7,338,689
5.88%, 06/01/29 (Call 07/01/24)(a)(b)	7,921	7,794,581
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)(b)	8,015	7,559,668
5.50%, 07/15/29 (Call 07/15/24)(a)	8,880	8,463,528
5.88%, 01/15/28 (Call 07/01/24)(a)(b)	9,334	9,087,862
7.75%, 10/15/25 (Call 06/11/24)(a)	12,327	12,397,819
		67,070,159
Auto Parts & Equipment — 1.8%
Adient Global Holdings Ltd.
4.88%, 08/15/26 (Call 07/01/24)(a)(b)	12,144	11,795,103
7.00%, 04/15/28 (Call 04/15/25)(a)(b)	7,616	7,759,894
8.25%, 04/15/31 (Call 04/15/26)(a)(b)	9,237	9,669,984
American Axle & Manufacturing Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	12,032	10,952,880
6.50%, 04/01/27 (Call 07/01/24)(b)	7,689	7,667,032
6.88%, 07/01/28 (Call 06/11/24)(b)	7,164	7,117,812
Clarios Global LP, 6.75%, 05/15/25
(Call 07/02/24)(a)	3,712	3,712,000
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26 (Call 07/05/24)(a)(b)	7,508	7,498,615
6.75%, 05/15/28 (Call 05/15/25)(a)(b)	13,705	13,846,024
8.50%, 05/15/27 (Call 07/05/24)(a)(b)	27,041	27,197,859
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)(b)	7,790	6,774,087

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Parts & Equipment (continued)
5.38%, 11/15/27 (Call 06/11/24)(b)	$7,107	$6,872,838
5.63%, 06/15/28 (Call 06/11/24)(b)	7,132	6,900,210
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	11,626	11,160,379
5.00%, 05/31/26 (Call 07/01/24)(b)	14,965	14,593,718
5.00%, 07/15/29 (Call 04/15/29)(b)	14,097	12,969,240
5.25%, 04/30/31 (Call 01/30/31)(b)	9,499	8,618,181
5.25%, 07/15/31 (Call 04/15/31)(b)	11,494	10,396,323
5.63%, 04/30/33 (Call 01/30/33)(b)	8,807	7,889,146
9.50%, 05/31/25 (Call 06/17/24)	10,899	10,919,708
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 06/11/24),
(4.75% Cash and 5.50 PIK)(a)(c)	7,353	7,106,830
6.00%, 05/15/27 (Call 06/11/24),
(6.75% PIK)(a)(c)	7,384	7,262,829
6.38%, 05/15/29 (Call 07/01/24),
(7.13% PIK)(a)(b)(c)	7,406	7,292,866
Tenneco Inc., 8.00%, 11/17/28
(Call 11/17/24)(a)(b)	34,563	31,556,365
ZF North America Capital Inc.
4.75%, 04/29/25(a)	4,219	4,155,926
6.75%, 04/23/30 (Call 03/23/30)(a)	14,109	14,338,271
6.88%, 04/14/28 (Call 03/14/28)(a)	10,654	10,848,094
6.88%, 04/23/32 (Call 02/23/32)(a)	14,127	14,435,195
7.13%, 04/14/30 (Call 02/14/30)(a)(b)	11,027	11,375,182
		312,682,591
Banks — 0.8%
Freedom Mortgage Corp.
6.63%, 01/15/27 (Call 07/01/24)(a)(b)	9,379	9,057,582
7.63%, 05/01/26 (Call 06/17/24)(a)	9,085	9,026,856
12.00%, 10/01/28 (Call 10/01/25)(a)	13,336	14,411,670
12.25%, 10/01/30 (Call 10/01/26)(a)	8,642	9,473,598
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31),
(1-year CMT + 2.600%)(a)(b)(d)	12,923	10,913,515
5.71%, 01/15/26(a)(b)	26,194	25,924,547
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30),
(5-year CMT + 4.750%)(a)(b)(d)	25,264	23,729,171
5.86%, 06/19/32 (Call 06/19/27),
(5-year USD ICE Swap + 3.703%)(a)(b)(d)	17,020	16,663,273
7.30%, 04/02/34 (Call 04/02/29),
(5-year USD ICE Swap + 4.914%)(a)(b)(d)	21,983	22,578,777
		141,778,989
Building Materials — 1.6%
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	22,327	19,508,216
5.00%, 03/01/30 (Call 03/01/25)(a)(b)	9,546	8,985,582
6.38%, 06/15/32 (Call 06/15/27)(a)(b)	11,785	11,745,057
6.38%, 03/01/34 (Call 03/01/29)(a)(b)	17,356	16,848,337
Camelot Return Merger Sub Inc., 8.75%,
08/01/28 (Call 08/01/24)(a)(b)	13,299	13,181,229
EMRLD Borrower LP/Emerald Co-Issuer Inc.,
6.63%, 12/15/30 (Call 06/15/26)(a)(b)	47,834	47,923,689
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32
(Call 04/01/27)(a)(b)	12,829	12,684,674
MIWD Holdco II LLC/MIWD Finance Corp.,
5.50%, 02/01/30 (Call 02/01/25)(a)(b)	9,335	8,529,856
Security	Par (000)	Value

Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28 (Call 07/01/24)(a)	$17,716	$17,115,104
8.88%, 11/15/31 (Call 11/15/26)(a)(b)	18,739	19,723,695
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(a)(b)	18,514	15,453,451
4.38%, 07/15/30 (Call 07/15/25)(a)	26,088	23,304,504
4.75%, 01/15/28 (Call 07/01/24)(a)(b)	17,818	16,927,100
5.00%, 02/15/27 (Call 07/01/24)(a)(b)	15,133	14,673,562
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 06/11/24)(a)(b)	8,659	8,349,441
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	14,811	15,223,486
		270,176,983
Chemicals — 1.9%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28 (Call 09/30/24)(a)	11,107	5,581,268
7.50%, 09/30/29 (Call 09/30/24)(a)(b)	5,440	2,793,168
Avient Corp.
5.75%, 05/15/25 (Call 07/01/24)(a)	8,431	8,385,473
7.13%, 08/01/30 (Call 08/01/25)(a)(b)	4,476	4,549,093
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31 (Call 11/15/26)(a)(b)	6,040	6,240,830
Axalta Coating Systems LLC, 3.38%, 02/15/29
(Call 07/01/24)(a)(b)	13,543	12,084,013
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%,
06/15/27 (Call 07/05/24)(a)	6,657	6,434,110
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(a)	11,026	9,403,111
5.38%, 05/15/27 (Call 02/15/27)(b)	9,393	8,911,970
5.75%, 11/15/28 (Call 06/11/24)(a)(b)	14,769	13,532,096
INEOS Finance PLC
6.75%, 05/15/28 (Call 02/15/25)(a)(b)	8,623	8,567,022
7.50%, 04/15/29 (Call 04/15/26)(a)(b)	13,254	13,383,094
Methanex Corp.
5.13%, 10/15/27 (Call 04/15/27)(b)	14,206	13,726,547
5.25%, 12/15/29 (Call 09/15/29)(b)	12,179	11,615,721
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 07/02/24)(a)(b)	10,181	8,921,101
5.00%, 05/01/25 (Call 01/31/25)(a)(b)	6,428	6,361,534
5.25%, 06/01/27 (Call 03/03/27)(a)	18,176	17,426,240
8.50%, 11/15/28 (Call 11/15/25)(a)(b)	5,910	6,270,333
9.00%, 02/15/30 (Call 08/15/26)(a)(b)	11,459	12,115,942
Olin Corp.
5.00%, 02/01/30 (Call 07/01/24)(b)	8,979	8,451,843
5.13%, 09/15/27 (Call 07/01/24)	7,573	7,324,851
5.63%, 08/01/29 (Call 08/01/24)(b)	10,831	10,533,147
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28 (Call 10/01/24)(a)(b)	13,985	12,842,891
6.25%, 10/01/29 (Call 10/01/24)(a)(b)	6,436	5,959,466
9.75%, 11/15/28 (Call 06/01/25)(a)(b)	28,523	30,339,279
SCIH Salt Holdings Inc.
4.88%, 05/01/28 (Call 07/01/24)(a)(b)	18,341	17,109,585
6.63%, 05/01/29 (Call 07/01/24)(a)(b)	11,879	11,206,847
Tronox Inc., 4.63%, 03/15/29
(Call 07/01/24)(a)(b)	19,019	17,247,856
WR Grace Holdings LLC
4.88%, 06/15/27 (Call 07/01/24)(a)	15,876	15,201,270
5.63%, 08/15/29 (Call 08/15/24)(a)(b)	19,780	18,197,600
		330,717,301

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services — 4.2%
ADT Security Corp. (The), 4.13%, 08/01/29
(Call 08/01/28)(a)(b)	$16,224	$14,773,677
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26
(Call 07/01/24)(a)	10,562	10,399,913
Albion Financing 2 SARL, 8.75%, 04/15/27
(Call 07/01/24)(a)(b)	8,710	8,763,163
Allied Universal Holdco LLC, 7.88%, 02/15/31
(Call 02/15/27)(a)	20,320	20,257,008
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29 (Call 07/01/24)(a)(b)	17,575	14,982,687
6.63%, 07/15/26 (Call 07/01/24)(a)(b)	859	858,362
9.75%, 07/15/27 (Call 07/01/24)(a)	15,478	15,358,897
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%,
06/01/28 (Call 07/05/24)(a)	33,731	30,376,831
APX Group Inc.
5.75%, 07/15/29 (Call 07/15/24)(a)(b)	14,016	13,300,783
6.75%, 02/15/27 (Call 07/01/24)(a)(b)	11,122	11,038,585
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28 (Call 06/11/24)(a)(b)	8,671	7,858,180
5.38%, 03/01/29 (Call 07/01/24)(a)(b)	10,312	9,409,700
5.75%, 07/15/27 (Call 06/11/24)(a)(b)	7,736	7,407,220
8.00%, 02/15/31 (Call 11/15/26)(a)(b)	8,875	8,752,969
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)(b)	13,070	12,326,056
3.50%, 06/01/31 (Call 03/01/31)(b)	17,969	15,399,304
6.50%, 05/15/32 (Call 05/15/27)(a)	6,570	6,611,063
Boost Newco Borrower LLC, 7.50%, 01/15/31
(Call 01/15/27)(a)	37,718	39,139,591
Brink’s Co. (The)
4.63%, 10/15/27 (Call 07/01/24)(a)(b)	10,637	10,093,434
5.50%, 07/15/25 (Call 07/01/24)(a)(b)	3,821	3,801,895
Garda World Security Corp.
4.63%, 02/15/27 (Call 07/01/24)(a)(b)	9,598	9,114,577
6.00%, 06/01/29 (Call 07/02/24)(a)(b)	9,856	8,867,320
7.75%, 02/15/28 (Call 02/15/25)(a)(b)	6,681	6,772,864
9.50%, 11/01/27 (Call 07/02/24)(a)(b)	8,846	8,859,092
GEO Group Inc. (The)
8.63%, 04/15/29 (Call 04/15/26)(a)(b)	10,288	10,595,477
10.25%, 04/15/31 (Call 04/15/27)(a)(b)	10,884	11,454,322
Herc Holdings Inc., 5.50%, 07/15/27
(Call 07/01/24)(a)(b)	22,186	21,603,617
Hertz Corp. (The)
4.63%, 12/01/26 (Call 07/01/24)(a)(b)	8,172	6,231,150
5.00%, 12/01/29 (Call 12/01/24)(a)(b)	17,894	11,810,040
MPH Acquisition Holdings LLC
5.50%, 09/01/28 (Call 09/01/24)(a)	18,083	13,358,816
5.75%, 11/01/28 (Call 07/01/24)(a)(b)	17,505	10,374,338
Neptune Bidco U.S. Inc., 9.29%, 04/15/29
(Call 10/15/25)(a)	45,371	43,329,305
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(a)(b)	17,540	16,123,256
5.75%, 04/15/26(a)	24,353	24,182,042
6.25%, 01/15/28 (Call 07/01/24)(a)(b)	22,080	21,583,200
Sabre GLBL Inc.
8.63%, 06/01/27 (Call 03/01/25)(a)	16,099	14,759,333
11.25%, 12/15/27 (Call 06/15/25)(a)(b)	10,025	9,746,205
Security	Par (000)	Value

Commercial Services (continued)
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)(b)	$14,575	$12,455,766
4.00%, 05/15/31 (Call 05/15/26)(b)	14,258	12,457,928
4.63%, 12/15/27 (Call 07/01/24)(b)	6,466	6,181,949
5.13%, 06/01/29 (Call 07/01/24)(b)	10,307	9,915,540
Sotheby’s, 7.38%, 10/15/27 (Call 06/11/24)(a)(b)	14,153	12,313,110
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(b)	13,010	11,147,944
3.88%, 11/15/27 (Call 06/11/24)	11,889	11,164,514
3.88%, 02/15/31 (Call 08/15/25)(b)	19,278	16,979,702
4.00%, 07/15/30 (Call 07/15/25)(b)	11,664	10,458,856
4.88%, 01/15/28 (Call 06/11/24)(b)	25,515	24,586,096
5.25%, 01/15/30 (Call 01/15/25)(b)	11,184	10,738,094
5.50%, 05/15/27 (Call 07/01/24)	5,924	5,853,241
6.13%, 03/15/34 (Call 03/15/29)(a)	19,385	19,056,174
Valvoline Inc., 3.63%, 06/15/31
(Call 06/15/26)(a)(b)	868	733,460
Wand NewCo 3 Inc., 7.63%, 01/30/32
(Call 01/30/27)(a)(b)	23,337	23,937,694
Williams Scotsman Inc.
4.63%, 08/15/28 (Call 07/01/24)(a)	8,594	8,040,761
6.13%, 06/15/25 (Call 06/17/24)(a)	6,792	6,781,489
7.38%, 10/01/31 (Call 10/01/26)(a)(b)	8,563	8,795,730
		721,272,320
Computers — 1.3%
McAfee Corp., 7.38%, 02/15/30
(Call 02/15/25)(a)(b)	35,914	33,246,308
NCR Atleos Corp., 9.50%, 04/01/29
(Call 10/01/26)(a)	26,033	28,131,098
NCR Voyix Corp.
5.00%, 10/01/28 (Call 07/01/24)(a)	10,858	10,156,682
5.13%, 04/15/29 (Call 07/01/24)(a)(b)	20,272	18,776,940
5.25%, 10/01/30 (Call 10/01/25)(a)	7,891	7,161,083
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 06/30/24)(a)	9,925	9,943,609
8.25%, 02/01/28 (Call 06/30/24)(a)(b)	7,532	7,682,452
Seagate HDD Cayman
4.09%, 06/01/29 (Call 03/01/29)(b)	11,253	10,303,528
4.88%, 06/01/27 (Call 03/01/27)(b)	7,382	7,149,680
8.25%, 12/15/29 (Call 07/15/26)(a)(b)	8,603	9,202,371
8.50%, 07/15/31 (Call 07/15/26)(a)(b)	8,544	9,126,174
9.63%, 12/01/32 (Call 12/01/27)(b)	13,045	14,778,832
Vericast Corp., 11.00%, 09/15/26
(Call 07/01/24)(a)	23,885	25,771,884
Western Digital Corp., 4.75%, 02/15/26
(Call 11/15/25)	35,257	34,533,265
		225,963,906
Cosmetics & Personal Care — 0.3%
Coty Inc., 5.00%, 04/15/26 (Call 07/01/24)(a)	7,830	7,712,550
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC
4.75%, 01/15/29 (Call 01/15/25)(a)	8,163	7,663,016
6.63%, 07/15/30 (Call 07/16/26)(a)(b)	12,647	12,741,853
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 06/11/24)(a)(b)	8,817	8,031,736
5.50%, 06/01/28 (Call 07/01/24)(a)(b)	12,820	12,464,259
		48,613,414

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29 (Call 11/15/24)(a)(b)	$7,071	$6,263,727
4.00%, 01/15/28 (Call 07/01/24)(a)	12,752	11,870,837
H&E Equipment Services Inc., 3.88%, 12/15/28
(Call 07/01/24)(a)	24,673	22,082,335
Ritchie Bros Holdings Inc.
6.75%, 03/15/28 (Call 03/15/25)(a)(b)	6,820	6,888,200
7.75%, 03/15/31 (Call 03/15/26)(a)(b)	15,141	15,830,218
Wesco Aircraft Holdings Inc.
8.50%, 11/15/24 (Call 07/01/24)(a)(e)(f)	9,458	1,101,857
9.00%, 11/15/26 (Call 07/01/24)(a)(b)(e)(f)	13,501	1,937,394
		65,974,568
Diversified Financial Services — 4.8%
AG Issuer LLC, 6.25%, 03/01/28
(Call 07/01/24)(a)	12,532	12,195,390
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27
(Call 09/30/24)(a)	10,115	10,505,348
Ally Financial Inc.
5.75%, 11/20/25 (Call 10/21/25)(b)	14,050	13,984,479
6.70%, 02/14/33 (Call 11/16/32)(b)	8,842	8,846,409
Aretec Group Inc.
7.50%, 04/01/29 (Call 07/01/24)(a)(b)	6,835	6,581,820
10.00%, 08/15/30 (Call 10/15/26)(a)	12,185	13,329,659
Bread Financial Holdings Inc., 9.75%, 03/15/29
(Call 03/15/26)(a)(b)	16,641	17,426,622
Burford Capital Global Finance LLC
6.25%, 04/15/28 (Call 07/01/24)(a)(b)	6,086	5,909,419
9.25%, 07/01/31 (Call 07/01/26)(a)(b)	11,713	12,279,909
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	16,445	14,020,390
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	12,896	10,220,360
Credit Acceptance Corp.
6.63%, 03/15/26 (Call 06/11/24)(b)	6,507	6,489,138
9.25%, 12/15/28 (Call 12/15/25)(a)(b)	12,591	13,272,473
Encore Capital Group Inc.
8.50%, 05/15/30 (Call 05/15/27)(a)	6,650	6,658,645
9.25%, 04/01/29 (Call 04/01/26)(a)	6,499	6,767,896
Freedom Mortgage Holdings LLC
9.13%, 05/15/31 (Call 05/15/27)(a)	6,830	6,795,850
9.25%, 02/01/29 (Call 02/01/26)(a)	13,860	13,995,274
GGAM Finance Ltd.
6.88%, 04/15/29 (Call 04/15/26)(a)(b)	8,850	8,909,472
8.00%, 02/15/27 (Call 08/15/26)(a)(b)	13,166	13,542,611
8.00%, 06/15/28 (Call 12/15/27)(a)	10,563	10,963,514
7.75%, 05/15/26 (Call 11/15/25)(a)	6,116	6,235,294
goeasy Ltd.
7.63%, 07/01/29 (Call 07/01/26)(a)(b)	7,177	7,291,944
9.25%, 12/01/28 (Call 12/01/25)(a)	9,799	10,350,194
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29 (Call 11/15/24)(a)(b)	6,416	5,941,101
7.13%, 04/30/31 (Call 04/30/27)(a)	21,044	21,404,050
Jefferies Finance LLC/JFIN Co-Issuer Corp.,
5.00%, 08/15/28 (Call 08/15/24)(a)	18,127	16,676,840
LD Holdings Group LLC
6.13%, 04/01/28 (Call 06/11/24)(a)(b)	8,965	6,230,675
6.50%, 11/01/25 (Call 07/01/24)(a)	8,715	8,382,087
Macquarie Airfinance Holdings Ltd.
6.40%, 03/26/29 (Call 02/26/29)(a)(b)	11,903	12,036,909
6.50%, 03/26/31 (Call 01/26/31)(a)(b)	7,370	7,471,862
8.13%, 03/30/29 (Call 09/30/25)(a)(b)	7,155	7,524,341
Security	Par (000)	Value

Diversified Financial Services (continued)
8.38%, 05/01/28 (Call 05/01/25)(a)	$6,893	$7,260,934
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(a)	7,069	6,071,766
6.50%, 05/01/28 (Call 06/17/24)(a)	17,958	16,711,190
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26 (Call 07/01/24)(a)	10,410	10,219,857
5.13%, 12/15/30 (Call 12/15/25)(a)(b)	12,289	11,159,533
5.50%, 08/15/28 (Call 07/01/24)(a)	14,630	13,978,672
5.75%, 11/15/31 (Call 11/15/26)(a)(b)	10,789	9,973,387
6.00%, 01/15/27 (Call 07/01/24)(a)	11,036	10,888,854
7.13%, 02/01/32 (Call 02/01/27)(a)(b)	17,187	17,133,963
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	8,933	8,187,898
5.00%, 03/15/27 (Call 09/15/26)(b)	12,272	11,646,128
5.50%, 03/15/29 (Call 06/15/28)(b)	13,131	11,956,506
6.75%, 06/25/25(b)	8,190	8,182,793
6.75%, 06/15/26	8,998	8,980,184
9.38%, 07/25/30 (Call 10/25/29)	9,229	9,638,902
11.50%, 03/15/31 (Call 03/15/27)	8,685	9,531,788
OneMain Finance Corp.
3.50%, 01/15/27 (Call 07/01/24)	14,091	13,033,893
3.88%, 09/15/28 (Call 09/15/24)	10,658	9,476,561
4.00%, 09/15/30 (Call 09/15/25)(b)	15,892	13,533,740
5.38%, 11/15/29 (Call 05/15/29)(b)	12,779	11,896,145
6.63%, 01/15/28 (Call 07/15/27)(b)	13,968	13,877,348
6.88%, 03/15/25	544	549,270
7.13%, 03/15/26	28,059	28,442,847
7.50%, 05/15/31 (Call 05/15/27)(b)	5,547	5,553,934
7.88%, 03/15/30 (Call 12/15/26)	12,095	12,328,172
9.00%, 01/15/29 (Call 07/15/25)(b)	15,966	16,745,939
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 07/01/24)(a)	10,769	9,652,901
5.38%, 10/15/25 (Call 07/01/24)(a)	8,049	7,977,766
5.75%, 09/15/31 (Call 09/15/26)(a)(b)	9,763	8,988,892
7.13%, 11/15/30 (Call 11/15/26)(a)	9,784	9,659,743
7.88%, 12/15/29 (Call 12/15/26)(a)(b)	12,906	13,212,517
PRA Group Inc.
8.38%, 02/01/28 (Call 02/01/25)(a)	9,575	9,508,873
8.88%, 01/31/30 (Call 06/01/26)(a)	7,130	7,047,720
Rocket Mortgage LLC/Rocket Mortgage
Co-Issuer Inc.
2.88%, 10/15/26 (Call 07/01/24)(a)	20,042	18,628,638
3.63%, 03/01/29 (Call 07/01/24)(a)(b)	12,916	11,543,171
3.88%, 03/01/31 (Call 03/01/26)(a)(b)	21,955	19,009,036
4.00%, 10/15/33 (Call 10/15/27)(a)(b)	15,187	12,618,666
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	9,627	8,927,422
4.20%, 10/29/25 (Call 09/29/25)(b)	7,190	6,992,791
Synchrony Financial, 7.25%, 02/02/33
(Call 11/02/32)	13,127	13,151,587
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 07/01/24)(a)	13,253	13,142,559
5.50%, 04/15/29 (Call 06/11/24)(a)(b)	12,233	11,499,020
5.75%, 06/15/27 (Call 07/01/24)(a)	9,039	8,743,877
		809,505,358
Electric — 2.8%
AES Corp. (The), 7.60%, 01/15/55
(Call 10/15/29), (5-year CMT + 3.201%)(d)	4,331	4,364,955
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(a)(b)	15,233	13,358,170
4.50%, 02/15/28 (Call 07/01/24)(a)	21,396	20,123,954

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.63%, 02/01/29 (Call 07/01/24)(a)(b)	$10,132	$9,410,095
5.00%, 02/01/31 (Call 02/01/26)(a)(b)	14,971	13,829,461
5.13%, 03/15/28 (Call 07/01/24)(a)(b)	23,937	22,799,992
5.25%, 06/01/26 (Call 07/01/24)(a)	4,374	4,319,325
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	15,217	13,257,811
4.75%, 03/15/28 (Call 06/11/24)(a)	15,630	14,828,962
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(b)	6,626	6,464,591
4.35%, 04/15/29 (Call 01/15/29)(b)	9,235	8,542,467
Edison International
7.88%, 06/15/54 (Call 03/15/29),
(5-year CMT + 3.658%)(d)	7,639	7,829,339
8.13%, 06/15/53 (Call 03/15/28),
(5-year CMT + 3.864%)(b)(d)	8,743	9,048,848
Electricite de France SA, 9.13%,
(Call 03/15/33),
(5-year CMT + 5.411%)(a)(d)(g)	26,404	29,086,316
Emera Inc., Series 16-A, 6.75%, 06/15/76
(Call 06/15/26),
(3-mo. LIBOR US + 5.440%)(b)(d)	19,721	19,515,902
FirstEnergy Corp., Series B, 4.15%, 07/15/27
(Call 04/15/27)(b)	973	928,216
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)(b)	9,757	9,236,627
4.25%, 09/15/24 (Call 07/15/24)(a)	88	86,684
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	9,645	9,041,384
7.25%, 01/15/29 (Call 10/15/28)(a)(b)	13,085	13,387,507
NRG Energy Inc.
3.38%, 02/15/29 (Call 06/11/24)(a)	12,400	10,987,293
3.63%, 02/15/31 (Call 02/15/26)(a)(b)	17,605	15,112,160
3.88%, 02/15/32 (Call 02/15/27)(a)	6,185	5,286,962
5.25%, 06/15/29 (Call 06/17/24)(a)(b)	12,815	12,246,334
5.75%, 01/15/28 (Call 06/17/24)(b)	10,914	10,690,263
PG&E Corp.
5.00%, 07/01/28 (Call 06/11/24)(b)	16,652	15,979,426
5.25%, 07/01/30 (Call 07/01/25)(b)	18,321	17,437,607
Pike Corp.
5.50%, 09/01/28 (Call 07/01/24)(a)	12,344	11,757,660
8.63%, 01/31/31 (Call 01/31/27)(a)	6,897	7,272,887
Talen Energy Supply LLC, 8.63%, 06/01/30
(Call 06/01/26)(a)	22,719	24,255,350
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 07/01/24)(a)	20,721	19,181,430
5.00%, 07/31/27 (Call 06/11/24)(a)(b)	20,509	19,829,639
5.50%, 09/01/26 (Call 06/11/24)(a)	13,999	13,764,997
5.63%, 02/15/27 (Call 06/11/24)(a)	20,866	20,545,150
6.88%, 04/15/32 (Call 04/15/27)(a)	17,471	17,593,079
7.75%, 10/15/31 (Call 10/15/26)(a)	24,868	25,831,386
		477,232,229
Electrical Components & Equipment — 0.6%
Energizer Holdings Inc.
4.38%, 03/31/29 (Call 07/01/24)(a)(b)	14,208	12,632,120
4.75%, 06/15/28 (Call 07/01/24)(a)(b)	10,613	9,807,774
WESCO Distribution Inc.
6.38%, 03/15/29 (Call 03/15/26)(a)(b)	15,161	15,229,938
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	13,901	14,006,703
7.13%, 06/15/25 (Call 06/15/24)(a)	25,048	25,053,009
7.25%, 06/15/28 (Call 07/01/24)(a)(b)	16,924	17,272,352
		94,001,896
Security	Par (000)	Value

Electronics — 0.7%
EquipmentShare.com Inc.
8.63%, 05/15/32 (Call 05/15/27)(a)	$11,012	$11,391,914
9.00%, 05/15/28 (Call 05/15/25)(a)(b)	21,809	22,528,017
Imola Merger Corp., 4.75%, 05/15/29
(Call 07/01/24)(a)(b)	34,928	32,472,562
Sensata Technologies BV
4.00%, 04/15/29 (Call 07/01/24)(a)(b)	17,606	16,005,107
5.00%, 10/01/25(a)	8,056	8,116,511
5.88%, 09/01/30 (Call 09/01/25)(a)(b)	7,331	7,124,311
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	12,684	10,953,522
4.38%, 02/15/30 (Call 11/15/29)(a)	7,766	7,077,428
6.63%, 07/15/32 (Call 07/15/27)(a)	1,985	1,991,828
		117,661,200
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(a)(b)	12,234	11,100,031
5.00%, 01/31/28 (Call 07/31/27)(a)	16,501	15,753,628
		26,853,659
Engineering & Construction — 0.1%
Brand Industrial Services Inc., 10.38%,
08/01/30 (Call 08/01/26)(a)(b)	23,845	25,598,323

Entertainment — 3.0%
AMC Entertainment Holdings Inc.
7.50%, 02/15/29 (Call 02/15/25)(a)(b)	16,963	12,509,364
10.00%, 06/15/26 (Call 06/11/24),
(10.00% Cash and 12.00% PIK)(c)	1,869	1,588,650
Caesars Entertainment Inc.
4.63%, 10/15/29 (Call 10/15/24)(a)(b)	20,896	18,884,760
6.50%, 02/15/32 (Call 02/15/27)(a)	27,053	26,748,654
7.00%, 02/15/30 (Call 02/15/26)(a)(b)	34,921	35,376,611
8.13%, 07/01/27 (Call 06/11/24)(a)(b)	30,471	31,030,143
Cedar Fair LP, 5.25%, 07/15/29
(Call 07/15/24)(b)	7,340	6,906,843
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27 (Call 07/01/24)(b)	9,341	9,154,180
Churchill Downs Inc.
4.75%, 01/15/28 (Call 07/01/24)(a)(b)	13,442	12,736,429
5.50%, 04/01/27 (Call 07/01/24)(a)(b)	10,158	9,947,831
5.75%, 04/01/30 (Call 04/01/25)(a)	21,103	20,250,439
6.75%, 05/01/31 (Call 05/01/26)(a)(b)	10,625	10,571,875
Cinemark USA Inc.
5.25%, 07/15/28 (Call 07/15/24)(a)(b)	14,071	13,145,819
5.88%, 03/15/26 (Call 07/01/24)(a)(b)	9,785	9,629,174
International Game Technology PLC
4.13%, 04/15/26 (Call 07/01/24)(a)(b)	9,472	9,144,328
5.25%, 01/15/29 (Call 07/01/24)(a)(b)	13,498	12,939,453
6.25%, 01/15/27 (Call 07/15/26)(a)	12,673	12,685,501
6.50%, 02/15/25 (Call 08/15/24)(a)	36	36,085
Light & Wonder International Inc.
7.00%, 05/15/28 (Call 06/17/24)(a)	13,196	13,271,877
7.25%, 11/15/29 (Call 11/15/24)(a)(b)	9,749	9,879,149
7.50%, 09/01/31 (Call 09/01/26)(a)(b)	10,016	10,278,920
Live Nation Entertainment Inc.
3.75%, 01/15/28 (Call 07/01/24)(a)(b)	8,966	8,259,867
4.75%, 10/15/27 (Call 07/01/24)(a)(b)	16,567	15,697,398
6.50%, 05/15/27 (Call 07/01/24)(a)	15,566	15,675,449
Merlin Entertainments Group U.S. Holdings Inc.,
7.38%, 02/15/31 (Call 02/15/27)(a)(b)	8,778	8,890,073

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
Merlin Entertainments Ltd., 5.75%, 06/15/26
(Call 03/17/26)(a)	$7,702	$7,570,334
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (Call 06/17/24)(a)(b)	1,643	1,635,196
8.00%, 02/01/26 (Call 07/01/24)(a)	20,901	19,558,397
Motion Bondco DAC, 6.63%, 11/15/27
(Call 07/01/24)(a)(b)	8,027	7,827,328
Odeon Finco PLC, 12.75%, 11/01/27
(Call 11/01/24)(a)(b)	8,856	9,200,472
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29 (Call 09/01/24)(a)	13,203	9,598,994
5.88%, 09/01/31 (Call 09/01/26)(a)(b)	13,083	9,121,860
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29 (Call 01/16/29)(a)(b)	17,814	15,969,335
8.45%, 07/27/30 (Call 05/27/30)(a)(b)	7,726	8,188,015
Six Flags Entertainment Corp.
5.50%, 04/15/27 (Call 07/01/24)(a)(b)	7,951	7,758,437
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	14,875	14,893,594
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32
(Call 05/01/27)(a)	5,883	5,876,529
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(a)(b)	12,439	10,538,570
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	9,352	8,297,562
3.88%, 07/15/30 (Call 07/15/25)(a)(b)	9,199	8,129,616
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	12,411	11,666,340
7.13%, 02/15/31 (Call 11/15/30)(a)(b)	16,774	17,167,141
		508,236,592
Environmental Control — 0.9%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/01/24)(a)(b)	8,296	7,995,270
6.38%, 02/01/31 (Call 02/01/26)(a)(b)	7,671	7,662,211
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(a)(b)	12,196	11,115,511
3.75%, 08/01/25 (Call 07/02/24)(a)(b)	8,946	8,733,532
4.00%, 08/01/28 (Call 06/11/24)(a)(b)	13,117	11,981,396
4.25%, 06/01/25 (Call 07/02/24)(a)(b)	8,242	8,138,975
4.38%, 08/15/29 (Call 08/15/24)(a)(b)	9,534	8,718,193
4.75%, 06/15/29 (Call 07/02/24)(a)(b)	12,545	11,688,553
5.13%, 12/15/26 (Call 07/02/24)(a)(b)	6,336	6,218,065
6.75%, 01/15/31 (Call 01/15/27)(a)(b)	17,375	17,732,282
Madison IAQ LLC
4.13%, 06/30/28 (Call 07/01/24)(a)(b)	12,295	11,383,326
5.88%, 06/30/29 (Call 07/01/24)(a)	18,221	16,922,754
Reworld Holding Corp.
4.88%, 12/01/29 (Call 12/01/24)(a)(b)	12,596	11,459,211
5.00%, 09/01/30 (Call 09/01/25)(b)	5,828	5,256,127
		145,005,406
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 07/01/24)(a)(b)	9,455	9,001,522
3.50%, 03/15/29 (Call 07/01/24)(a)(b)	23,399	20,920,812
4.63%, 01/15/27 (Call 07/01/24)(a)	21,564	20,788,927
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	18,079	16,919,413
5.88%, 02/15/28 (Call 07/01/24)(a)	11,397	11,212,511
Security	Par (000)	Value

Food (continued)
6.50%, 02/15/28 (Call 02/15/25)(a)(b)	$13,388	$13,468,864
7.50%, 03/15/26 (Call 07/01/24)(a)	9,229	9,344,651
B&G Foods Inc.
5.25%, 09/15/27 (Call 07/01/24)(b)	9,821	9,023,731
8.00%, 09/15/28 (Call 09/15/25)(a)(b)	9,711	9,874,873
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(a)(b)	18,506	16,655,400
4.38%, 01/31/32 (Call 01/31/27)(a)	12,717	11,206,856
4.88%, 05/15/28 (Call 11/15/27)(a)(b)	11,299	10,871,594
Performance Food Group Inc.
4.25%, 08/01/29 (Call 08/01/24)(a)(b)	17,919	16,260,776
5.50%, 10/15/27 (Call 07/01/24)(a)	19,964	19,489,855
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)	15,640	13,143,434
4.25%, 04/15/31 (Call 04/15/26)	18,064	16,267,044
6.25%, 07/01/33 (Call 04/01/33)	17,689	17,944,072
6.88%, 05/15/34 (Call 02/15/34)	9,152	9,672,673
Post Holdings Inc.
4.50%, 09/15/31 (Call 09/15/26)(a)(b)	19,422	17,187,616
4.63%, 04/15/30 (Call 04/15/25)(a)(b)	24,743	22,448,334
5.50%, 12/15/29 (Call 12/15/24)(a)	20,908	19,947,277
5.63%, 01/15/28 (Call 06/17/24)(a)(b)	16,974	16,557,288
6.25%, 02/15/32 (Call 02/15/27)(a)(b)	16,897	16,791,394
U.S. Foods Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	9,569	8,802,284
4.75%, 02/15/29 (Call 07/01/24)(a)	14,880	13,977,528
6.88%, 09/15/28 (Call 09/15/25)(a)(b)	7,840	7,983,237
7.25%, 01/15/32 (Call 09/15/26)(a)(b)	8,233	8,504,217
		384,266,183
Food Service — 0.2%
Aramark Services Inc.
5.00%, 04/01/25 (Call 07/01/24)(a)(b)	1,456	1,440,202
5.00%, 02/01/28 (Call 07/01/24)(a)(b)	21,631	20,619,751
TKC Holdings Inc.
6.88%, 05/15/28 (Call 07/01/24)(a)(b)	8,374	8,150,693
10.50%, 05/15/29 (Call 07/01/24)(a)	11,878	11,743,027
		41,953,673
Forest Products & Paper — 0.1%
Mercer International Inc., 5.13%, 02/01/29
(Call 06/11/24)(b)	15,263	13,347,493

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)	8,795	8,657,578
5.75%, 05/20/27 (Call 02/20/27)	9,210	8,761,197
5.88%, 08/20/26 (Call 05/20/26)(b)	12,015	11,594,955
9.38%, 06/01/28 (Call 06/01/25)(a)(b)	9,129	9,352,551
		38,366,281
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(a)(b)	15,609	13,989,566
4.63%, 07/15/28 (Call 07/01/24)(a)(b)	27,234	25,577,901
Bausch & Lomb Corp., 8.38%, 10/01/28
(Call 10/01/25)(a)(b)	26,229	26,688,008
Hologic Inc.
3.25%, 02/15/29 (Call 07/01/24)(a)(b)	16,823	15,017,051
4.63%, 02/01/28 (Call 07/01/24)(a)	5,859	5,617,351
Medline Borrower LP
3.88%, 04/01/29 (Call 10/01/24)(a)(b)	73,550	67,013,244
5.25%, 10/01/29 (Call 10/01/24)(a)(b)	41,684	39,304,260

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Products (continued)
Medline Borrower LP/Medline Co-Issuer Inc.,
6.25%, 04/01/29 (Call 04/01/26)(a)	$15,810	$15,839,136
Teleflex Inc.
4.25%, 06/01/28 (Call 07/01/24)(a)	10,137	9,423,254
4.63%, 11/15/27 (Call 06/17/24)(b)	6,275	6,006,325
		224,476,096
Health Care - Services — 4.5%
Catalent Pharma Solutions Inc.
3.13%, 02/15/29 (Call 07/01/24)(a)(b)	10,473	9,988,624
3.50%, 04/01/30 (Call 04/01/25)(a)	11,704	11,118,800
5.00%, 07/15/27 (Call 07/01/24)(a)	4,662	4,570,636
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 07/01/24)(a)(b)	8,870	8,031,970
4.00%, 03/15/31 (Call 03/15/26)(a)(b)	10,420	9,172,290
4.25%, 05/01/28 (Call 06/17/24)(a)	7,995	7,496,423
CHS/Community Health Systems Inc.
4.75%, 02/15/31 (Call 02/15/26)(a)(b)	18,064	14,277,334
5.25%, 05/15/30 (Call 05/15/25)(a)	26,679	22,134,043
5.63%, 03/15/27 (Call 06/17/24)(a)	33,304	31,557,538
6.00%, 01/15/29 (Call 06/17/24)(a)	15,464	13,843,991
6.13%, 04/01/30 (Call 04/01/25)(a)	21,504	15,294,720
6.88%, 04/01/28 (Call 06/17/24)(a)(b)	12,975	9,323,965
6.88%, 04/15/29 (Call 07/01/24)(a)(b)	23,336	18,260,420
8.00%, 03/15/26 (Call 06/05/24)(a)(b)	24,073	24,125,238
8.00%, 12/15/27 (Call 06/17/24)(a)(b)	11,588	11,551,304
10.88%, 01/15/32 (Call 02/15/27)(a)(b)	30,717	31,737,219
DaVita Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	24,956	20,947,443
4.63%, 06/01/30 (Call 06/01/25)(a)(b)	47,401	42,396,876
Encompass Health Corp.
4.50%, 02/01/28 (Call 07/01/24)(b)	13,860	13,056,397
4.63%, 04/01/31 (Call 04/01/26)(b)	7,656	6,939,448
4.75%, 02/01/30 (Call 02/01/25)(b)	15,350	14,219,166
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28 (Call 05/15/25)(a)(b)	16,494	17,550,441
IQVIA Inc.
5.00%, 10/15/26 (Call 07/01/24)(a)	13,887	13,573,362
5.00%, 05/15/27 (Call 07/01/24)(a)	16,089	15,630,303
6.50%, 05/15/30 (Call 05/15/26)(a)(b)	6,805	6,861,005
Legacy LifePoint Health LLC, 4.38%, 02/15/27
(Call 07/01/24)(a)(b)	10,601	10,013,917
Lifepoint Health Inc., 5.38%, 01/15/29
(Call 07/01/24)(a)(b)	8,628	7,269,090
LifePoint Health Inc.
9.88%, 08/15/30 (Call 08/15/26)(a)	13,349	14,266,744
10.00%, 06/01/32 (Call 06/01/27)(a)(b)	8,957	8,923,411
11.00%, 10/15/30 (Call 10/15/26)(a)	19,232	21,155,200
ModivCare Escrow Issuer Inc., 5.00%, 10/01/29
(Call 10/01/24)(a)(b)	9,219	6,545,490
ModivCare Inc., 5.88%, 11/15/25
(Call 07/01/24)(a)(b)	6,570	6,533,142
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(a)	13,453	11,732,832
3.88%, 05/15/32 (Call 02/15/32)(a)(b)	13,982	11,822,655
4.38%, 06/15/28 (Call 07/01/24)(a)(b)	16,169	15,042,483
Radiology Partners Inc.
7.78%, 01/31/29 (Call 07/01/24),
(4.28% Cash and 3.50% PIK)(a)(b)(c)	11,308	10,417,999
9.78%, 02/15/30 (Call 07/01/24),
(9.87% PIK)(a)(c)	3,234	2,521,452
Security	Par (000)	Value

Health Care - Services (continued)
RegionalCare Hospital Partners
Holdings Inc./LifePoint Health Inc., 9.75%,
12/01/26 (Call 06/08/24)(a)(b)	$21,243	$21,282,937
Select Medical Corp., 6.25%, 08/15/26
(Call 07/01/24)(a)(b)	15,913	15,926,260
Star Parent Inc., 9.00%, 10/01/30
(Call 10/01/26)(a)	20,383	21,269,661
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/17/24)	22,388	20,765,877
4.38%, 01/15/30 (Call 12/01/24)(b)	25,180	23,165,600
4.63%, 06/15/28 (Call 06/17/24)(b)	10,144	9,650,697
5.13%, 11/01/27 (Call 06/17/24)(b)	21,316	20,777,984
6.13%, 10/01/28 (Call 07/01/24)(b)	36,572	36,261,350
6.13%, 06/15/30 (Call 06/15/25)(b)	29,754	29,546,430
6.25%, 02/01/27 (Call 06/17/24)(b)	17,388	17,383,497
6.75%, 05/15/31 (Call 05/15/26)(a)	24,072	24,344,047
		760,277,711
Holding Companies - Diversified — 0.8%
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 (Call 07/01/24)(a)(b)	17,390	16,303,125
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	13,266	11,052,701
5.25%, 05/15/27 (Call 11/15/26)	25,006	22,964,010
6.25%, 05/15/26 (Call 07/01/24)	22,084	21,459,464
6.38%, 12/15/25 (Call 06/13/24)	12,299	12,310,454
9.00%, 06/15/30 (Call 12/15/29)(a)	10,285	10,117,869
9.75%, 01/15/29 (Call 10/15/28)(a)	12,601	12,927,870
Stena International SA
7.25%, 01/15/31 (Call 01/15/27)(a)(b)	13,825	14,065,831
7.63%, 02/15/31 (Call 02/15/27)(a)(b)	7,783	7,958,118
		129,159,442
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30
(Call 04/01/25)(a)	6,980	6,204,483
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30 (Call 02/15/25)(a)	8,491	7,471,386
6.25%, 09/15/27 (Call 07/02/24)(a)	10,025	9,791,919
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(a)	8,716	7,724,938
6.75%, 06/01/27 (Call 07/01/24)(b)	8,871	8,909,678
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)(b)	10,302	9,424,499
5.25%, 12/15/27 (Call 07/01/24)(a)	8,191	7,929,912
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)(b)	8,459	8,020,703
5.75%, 01/15/28 (Call 10/15/27)(a)	7,616	7,467,488
5.88%, 06/15/27 (Call 03/15/27)(a)	8,939	8,894,305
		81,839,311
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(a)(b)	13,599	11,404,393
4.00%, 04/15/29 (Call 07/01/24)(a)(b)	16,085	14,469,798
		25,874,191
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)(b)	7,785	6,898,514
4.13%, 04/30/31 (Call 04/30/26)(a)	6,670	5,840,829

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Household Products & Wares (continued)
Kronos Acquisition Holdings Inc./KIK Custom Products Inc.
5.00%, 12/31/26 (Call 07/01/24)(a)	$5,806	$5,629,885
7.00%, 12/31/27 (Call 07/01/24)(a)(b)	9,205	9,032,406
Spectrum Brands Inc., 3.88%, 03/15/31
(Call 03/15/26)(a)(b)	327	302,066
		27,703,700
Housewares — 0.5%
Newell Brands Inc.
4.88%, 06/01/25 (Call 05/01/25)	8,530	8,412,030
5.70%, 04/01/26 (Call 01/01/26)	35,016	34,682,255
6.38%, 09/15/27 (Call 06/15/27)(b)	12,662	12,536,963
6.63%, 09/15/29 (Call 06/15/29)(b)	9,380	9,210,965
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31 (Call 04/01/26)(b)	8,231	7,037,505
4.38%, 02/01/32 (Call 08/01/26)(b)	6,706	5,742,013
4.50%, 10/15/29 (Call 10/15/24)(b)	7,064	6,339,940
		83,961,671
Insurance — 2.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29 (Call 07/01/24)(a)(b)	13,093	11,914,630
6.00%, 08/01/29 (Call 08/01/24)(a)(b)	8,565	7,798,056
8.25%, 02/01/29 (Call 02/01/26)(a)	16,387	16,468,935
10.13%, 08/01/26 (Call 07/01/24)(a)	5,900	6,077,472
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27 (Call 07/01/24)(a)(b)	12,819	11,985,765
5.88%, 11/01/29 (Call 11/01/24)(a)(b)	9,268	8,626,191
6.75%, 10/15/27 (Call 07/01/24)(a)	20,402	19,962,949
6.75%, 04/15/28 (Call 04/15/25)(a)	22,401	22,439,082
7.00%, 01/15/31 (Call 01/15/27)(a)	25,134	25,196,835
AmWINS Group Inc.
4.88%, 06/30/29 (Call 07/01/24)(a)	13,920	12,787,633
6.38%, 02/15/29 (Call 02/15/26)(a)	13,246	13,155,808
Ardonagh Finco Ltd., 7.75%, 02/15/31
(Call 02/15/27)(a)(b)	13,155	13,051,207
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(Call 02/15/27)(a)	17,547	17,283,093
AssuredPartners Inc.
5.63%, 01/15/29 (Call 07/01/24)(a)	9,910	9,198,462
7.50%, 02/15/32 (Call 02/15/27)(a)(b)	8,709	8,676,370
Global Atlantic Fin Co., 4.70%, 10/15/51
(Call 07/15/26), (5-year CMT + 3.796%)(a)(d)	12,729	11,515,684
GTCR AP Finance Inc., 8.00%, 05/15/27
(Call 07/01/24)(a)(b)	6,389	6,395,070
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31 (Call 02/15/27)(a)	17,415	17,312,281
8.13%, 02/15/32 (Call 02/15/27)(a)	9,204	9,123,504
Hub International Ltd., 5.63%, 12/01/29
(Call 12/01/24)(a)(b)	9,880	9,138,506
HUB International Ltd.
7.25%, 06/15/30 (Call 06/15/26)(a)	54,953	55,832,798
7.38%, 01/31/32 (Call 01/31/27)(a)(b)	31,350	31,468,691
Jones Deslauriers Insurance Management Inc.,
8.50%, 03/15/30 (Call 03/15/26)(a)	14,470	15,193,500
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26),
(5-year CMT + 3.315%)(a)(b)(d)	8,762	8,105,901
Security	Par (000)	Value

Insurance (continued)
4.30%, 02/01/61 (Call 02/01/26)(a)(b)	$12,506	$7,453,576
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(Call 06/01/27)(a)(b)	51,834	52,271,349
USI Inc./New York, 7.50%, 01/15/32
(Call 01/15/27)(a)(b)	630	633,436
		429,066,784
Internet — 1.7%
Arches Buyer Inc.
4.25%, 06/01/28 (Call 07/01/24)(a)(b)	16,462	14,320,788
6.13%, 12/01/28 (Call 07/01/24)(a)(b)	8,609	6,930,514
Gen Digital Inc.
5.00%, 04/15/25 (Call 06/11/24)(a)	2,208	2,188,848
6.75%, 09/30/27 (Call 09/30/24)(a)	20,682	20,854,684
7.13%, 09/30/30 (Call 09/30/25)(a)(b)	12,195	12,409,428
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 07/01/24)(a)(b)	13,250	11,839,736
5.25%, 12/01/27 (Call 07/01/24)(a)	9,592	9,320,355
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(a)(b)	8,169	6,793,477
4.13%, 08/01/30 (Call 05/01/25)(a)(b)	8,573	7,468,690
4.63%, 06/01/28 (Call 07/01/24)(a)	8,618	8,003,968
5.00%, 12/15/27 (Call 07/01/24)(a)	8,125	7,698,438
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29 (Call 07/01/24)(a)(b)	12,130	8,757,860
11.75%, 10/15/28 (Call 10/15/25)(a)	9,333	9,519,660
Rakuten Group Inc.
5.13%, (Call 04/22/26),
(5-year CMT + 4.578%)(a)(b)(d)(g)	12,928	11,081,097
6.25%, (Call 04/22/31),
(5-year CMT + 4.956%)(a)(d)(g)	17,081	12,793,669
9.75%, 04/15/29(a)	29,683	29,905,622
11.25%, 02/15/27(a)(b)	32,726	34,566,837
Uber Technologies Inc.
4.50%, 08/15/29 (Call 08/15/24)(a)(b)	21,090	19,919,716
6.25%, 01/15/28 (Call 06/11/24)(a)(b)	11,389	11,403,236
7.50%, 09/15/27 (Call 06/21/24)(a)	13,112	13,348,016
8.00%, 11/01/26 (Call 07/01/24)(a)	24,708	25,031,922
		284,156,561
Iron & Steel — 0.6%
ATI Inc., 7.25%, 08/15/30 (Call 08/15/26)(b)	9,106	9,339,546
Cleveland-Cliffs Inc.
5.88%, 06/01/27 (Call 07/01/24)(b)	5,904	5,839,971
6.75%, 04/15/30 (Call 04/15/26)(a)(b)	15,137	14,981,593
7.00%, 03/15/32 (Call 03/15/27)(a)(b)	14,483	14,265,755
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(a)	10,380	10,558,328
8.13%, 05/01/27 (Call 07/05/24)(a)	12,543	12,665,294
8.50%, 05/01/30 (Call 05/01/25)(a)(b)	11,020	11,419,255
9.25%, 10/01/28 (Call 10/01/25)(a)	19,744	20,755,880
		99,825,622
Leisure Time — 1.1%
Carnival Holdings Bermuda Ltd., 10.38%,
05/01/28 (Call 05/01/25)(a)	31,619	34,245,464
Life Time Inc.
5.75%, 01/15/26 (Call 07/01/24)(a)(b)	13,241	13,171,783
8.00%, 04/15/26 (Call 07/01/24)(a)(b)	7,989	8,046,521
NCL Corp. Ltd.
5.88%, 03/15/26 (Call 12/15/25)(a)(b)	26,973	26,534,689
5.88%, 02/15/27 (Call 06/11/24)(a)	17,546	17,295,804

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Leisure Time (continued)
7.75%, 02/15/29 (Call 11/15/28)(a)(b)	$10,703	$10,989,412
8.13%, 01/15/29 (Call 01/15/26)(a)	13,621	14,216,919
8.38%, 02/01/28 (Call 02/01/25)(a)	9,499	9,932,392
NCL Finance Ltd., 6.13%, 03/15/28
(Call 12/15/27)(a)(b)	8,964	8,784,515
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 07/01/24)(a)	13,534	13,178,732
7.00%, 02/15/29 (Call 07/01/24)(a)(b)	13,727	13,709,841
9.13%, 07/15/31 (Call 07/15/26)(a)	12,058	12,977,422
VOC Escrow Ltd., 5.00%, 02/15/28
(Call 07/01/24)(a)	12,137	11,665,615
		194,749,109
Lodging — 2.9%
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 06/11/24)(b)	16,695	15,891,553
4.75%, 06/15/31 (Call 06/15/26)(a)(b)	16,730	15,013,469
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(a)(b)	26,249	22,307,440
3.75%, 05/01/29 (Call 07/01/24)(a)(b)	14,172	12,833,885
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	19,059	16,802,891
4.88%, 01/15/30 (Call 01/15/25)(b)	16,380	15,486,512
5.38%, 05/01/25 (Call 06/11/24)(a)(b)	4,759	4,738,965
5.75%, 05/01/28 (Call 07/01/24)(a)(b)	4,867	4,829,581
5.88%, 04/01/29 (Call 04/01/26)(a)	8,761	8,682,151
6.13%, 04/01/32 (Call 04/01/27)(a)	6,597	6,520,897
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31 (Call 07/01/26)(a)(b)	9,783	8,584,582
5.00%, 06/01/29 (Call 07/01/24)(a)(b)	16,666	15,390,884
6.63%, 01/15/32 (Call 01/15/27)(a)	16,026	15,967,893
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27
(Call 06/17/24)(b)	7,414	7,228,650
Melco Resorts Finance Ltd.
4.88%, 06/06/25 (Call 07/02/24)(a)	14,029	13,765,956
5.25%, 04/26/26 (Call 07/02/24)(a)(b)	9,129	8,814,816
5.38%, 12/04/29 (Call 12/04/24)(a)	20,471	18,379,760
5.63%, 07/17/27 (Call 07/02/24)(a)(b)	10,221	9,709,254
5.75%, 07/21/28 (Call 07/02/24)(a)	14,844	13,860,585
7.63%, 04/17/32 (Call 04/17/27)(a)(b)	13,857	13,736,694
MGM China Holdings Ltd.
4.75%, 02/01/27 (Call 06/11/24)(a)(b)	12,924	12,311,532
5.25%, 06/18/25 (Call 06/11/24)(a)(b)	7,132	7,051,765
5.88%, 05/15/26 (Call 06/11/24)(a)(b)	11,377	11,257,048
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)(b)	7,107	6,883,574
4.75%, 10/15/28 (Call 07/15/28)(b)	15,263	14,270,905
5.50%, 04/15/27 (Call 01/15/27)(b)	12,355	12,142,421
5.75%, 06/15/25 (Call 03/15/25)	10,338	10,316,032
6.50%, 04/15/32 (Call 04/15/27)(b)	14,897	14,561,817
Station Casinos LLC
4.50%, 02/15/28 (Call 07/01/24)(a)(b)	14,106	13,189,110
4.63%, 12/01/31 (Call 06/01/31)(a)(b)	9,435	8,296,963
6.63%, 03/15/32 (Call 03/15/27)(a)(b)	9,763	9,617,775
Studio City Finance Ltd.
5.00%, 01/15/29 (Call 07/01/24)(a)(b)	19,040	16,582,126
6.00%, 07/15/25 (Call 07/02/24)(a)	391	387,471
6.50%, 01/15/28 (Call 07/01/24)(a)(b)	8,991	8,518,973
Travel & Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(a)(b)	11,925	10,851,750
Security	Par (000)	Value

Lodging (continued)
6.00%, 04/01/27 (Call 01/01/27)(b)	$8,647	$8,609,861
6.63%, 07/31/26 (Call 04/30/26)(a)	13,217	13,228,367
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27 (Call 02/15/27)(a)(b)	9,636	9,376,406
Wynn Macau Ltd.
5.13%, 12/15/29 (Call 12/15/24)(a)	16,015	14,356,914
5.50%, 01/15/26 (Call 07/02/24)(a)(b)	17,783	17,405,111
5.50%, 10/01/27 (Call 07/02/24)(a)(b)	12,043	11,402,471
5.63%, 08/26/28 (Call 06/11/24)(a)	22,949	21,471,849
		500,636,659
Machinery — 0.5%
Chart Industries Inc.
7.50%, 01/01/30 (Call 01/01/26)(a)(b)	26,277	27,101,112
9.50%, 01/01/31 (Call 01/01/26)(a)(b)	12,117	13,082,483
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29
(Call 02/15/26)(a)	17,833	18,285,646
TK Elevator Holdco GmbH, 7.63%, 07/15/28
(Call 07/01/24)(a)	7,096	7,002,569
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27
(Call 07/01/24)(a)	26,771	25,779,938
		91,251,748
Manufacturing — 0.2%
FXI Holdings Inc.
12.25%, 11/15/26 (Call 06/17/24)(a)(b)	10,300	10,264,348
12.25%, 11/15/26 (Call 07/01/24)(a)(b)	13,689	13,683,388
Hillenbrand Inc.
5.75%, 06/15/25 (Call 06/11/24)	6,519	6,489,827
6.25%, 02/15/29 (Call 02/15/26)(b)	9,037	9,007,145
		39,444,708
Media — 9.5%
Altice Financing SA
5.00%, 01/15/28 (Call 07/01/24)(a)(b)	21,019	16,651,252
5.75%, 08/15/29 (Call 08/15/24)(a)(b)	35,416	26,296,380
AMC Networks Inc.
4.25%, 02/15/29 (Call 06/11/24)(b)	17,606	12,423,674
10.25%, 01/15/29 (Call 01/15/26)(a)(b)	15,761	15,785,627
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(a)(b)	51,897	41,841,956
4.25%, 01/15/34 (Call 01/15/28)(a)(b)	34,500	25,748,658
4.50%, 08/15/30 (Call 02/15/25)(a)	47,626	39,589,112
4.50%, 05/01/32 (Call 05/01/26)(b)	50,124	39,797,373
4.50%, 06/01/33 (Call 06/01/27)(a)(b)	30,604	23,617,107
4.75%, 03/01/30 (Call 09/01/24)(a)	51,363	43,757,681
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	21,040	16,941,408
5.00%, 02/01/28 (Call 06/17/24)(a)(b)	41,975	38,759,715
5.13%, 05/01/27 (Call 07/01/24)(a)	51,936	49,631,340
5.38%, 06/01/29 (Call 07/01/24)(a)	25,618	22,953,728
5.50%, 05/01/26 (Call 07/01/24)(a)	10,193	10,063,609
6.38%, 09/01/29 (Call 09/01/25)(a)(b)	23,964	22,408,887
7.38%, 03/01/31 (Call 03/01/26)(a)(b)	17,371	16,806,790
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)	17,620	10,329,725
4.13%, 12/01/30 (Call 12/01/25)(a)	19,265	11,847,975
4.50%, 11/15/31 (Call 11/15/26)(a)	25,986	15,883,942
4.63%, 12/01/30 (Call 12/01/25)(a)(b)	40,054	16,822,680
5.00%, 11/15/31 (Call 11/15/26)(a)(b)	8,252	3,455,525
5.38%, 02/01/28 (Call 07/01/24)(a)(b)	17,743	12,464,457
5.50%, 04/15/27 (Call 07/01/24)(a)	23,655	18,096,075
5.75%, 01/15/30 (Call 01/15/25)(a)(b)	37,807	16,351,527

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
6.50%, 02/01/29 (Call 06/11/24)(a)	$30,523	$20,717,486
7.50%, 04/01/28 (Call 06/11/24)(a)(b)	18,198	10,145,385
11.25%, 05/15/28 (Call 05/15/25)(a)	17,193	13,872,688
11.75%, 01/31/29 (Call 01/31/26)(a)(b)	35,209	27,551,042
Directv Financing LLC, 8.88%, 02/01/30
(Call 02/01/26)(a)(b)	13,704	13,180,781
Directv Financing LLC/Directv Financing
Co-Obligor Inc., 5.88%, 08/15/27
(Call 07/01/24)(a)	63,748	59,843,435
DISH DBS Corp.
5.25%, 12/01/26 (Call 06/01/26)(a)	44,471	35,243,267
5.75%, 12/01/28 (Call 12/01/27)(a)	40,117	28,041,783
7.38%, 07/01/28 (Call 06/11/24)	15,905	7,088,954
7.75%, 07/01/26	32,694	20,760,690
5.13%, 06/01/29	23,786	9,463,498
DISH Network Corp., 11.75%, 11/15/27
(Call 05/15/25)(a)	67,753	68,069,407
Gray Television Inc.
4.75%, 10/15/30 (Call 10/15/25)(a)(b)	13,803	7,837,343
5.38%, 11/15/31 (Call 11/15/26)(a)(b)	21,861	12,187,508
5.88%, 07/15/26 (Call 07/01/24)(a)(b)	14,944	14,930,003
7.00%, 05/15/27 (Call 06/11/24)(a)(b)	13,152	11,606,640
10.50%, 07/15/29 (Call 07/15/26)(a)	11,880	11,802,305
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 07/01/24)(a)(b)	8,308	4,407,311
5.25%, 08/15/27 (Call 06/17/24)(a)(b)	13,310	7,353,775
6.38%, 05/01/26 (Call 06/17/24)(b)	14,023	10,688,556
8.38%, 05/01/27 (Call 06/17/24)(b)	14,442	5,199,123
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(a)	14,469	12,179,093
6.75%, 10/15/27 (Call 07/01/24)(a)(b)	20,848	19,727,420
McGraw-Hill Education Inc.
5.75%, 08/01/28 (Call 08/01/24)(a)	15,917	14,842,602
8.00%, 08/01/29 (Call 08/01/24)(a)	12,667	11,811,978
News Corp.
3.88%, 05/15/29 (Call 06/11/24)(a)(b)	17,255	15,655,461
5.13%, 02/15/32 (Call 02/15/27)(a)(b)	8,807	8,201,519
Nexstar Media Inc.
4.75%, 11/01/28 (Call 06/11/24)(a)(b)	17,937	15,806,981
5.63%, 07/15/27 (Call 06/11/24)(a)	29,635	27,968,031
Paramount Global
6.25%, 02/28/57 (Call 02/28/27),
(3-mo. LIBOR US + 3.899%)(d)	11,128	9,714,397
6.38%, 03/30/62 (Call 03/30/27),
(5-year CMT + 3.999%)(b)(d)	17,473	15,901,828
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26 (Call 07/01/24)(a)	15,195	11,297,483
6.50%, 09/15/28 (Call 07/01/24)(a)	16,003	7,341,376
Scripps Escrow II Inc., 3.88%, 01/15/29
(Call 07/01/24)(a)(b)	9,633	6,165,120
Scripps Escrow Inc., 5.88%, 07/15/27
(Call 07/01/24)(a)(b)	8,258	5,351,184
Sinclair Television Group Inc.
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	12,027	8,155,148
5.50%, 03/01/30 (Call 12/01/24)(a)(b)	8,203	5,372,965
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 07/01/24)(a)(b)	17,794	16,637,390
3.88%, 09/01/31 (Call 09/01/26)(a)(b)	25,923	20,731,919
4.00%, 07/15/28 (Call 07/15/24)(a)(b)	34,206	30,557,041
4.13%, 07/01/30 (Call 07/01/25)(a)(b)	26,189	21,952,144
5.00%, 08/01/27 (Call 07/01/24)(a)(b)	26,006	24,677,353
Security	Par (000)	Value

Media (continued)
5.50%, 07/01/29 (Call 07/01/24)(a)	$21,872	$20,335,348
Sunrise FinCo I BV, 4.88%, 07/15/31
(Call 07/15/26)(a)	21,839	19,474,928
Sunrise HoldCo IV BV, 5.50%, 01/15/28
(Call 06/11/24)(a)(b)	10,785	10,299,330
TEGNA Inc.
4.63%, 03/15/28 (Call 07/01/24)(b)	18,055	16,361,622
4.75%, 03/15/26 (Call 07/01/24)(a)(b)	9,261	8,987,935
5.00%, 09/15/29 (Call 09/15/24)(b)	20,512	18,014,896
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28 (Call 06/11/24)(a)	17,000	16,018,250
Univision Communications Inc.
4.50%, 05/01/29 (Call 07/01/24)(a)	18,429	15,756,795
6.63%, 06/01/27 (Call 06/11/24)(a)(b)	25,640	24,742,600
7.38%, 06/30/30 (Call 06/30/25)(a)(b)	18,026	17,084,502
8.00%, 08/15/28 (Call 08/15/25)(a)	25,169	24,798,621
8.50%, 07/31/31 (Call 07/31/27)(a)	5,060	4,971,450
Videotron Ltd.
3.63%, 06/15/29 (Call 07/02/24)(a)(b)	9,955	8,999,320
5.13%, 04/15/27 (Call 07/02/24)(a)	8,392	8,198,480
Virgin Media Finance PLC, 5.00%, 07/15/30
(Call 07/15/25)(a)(b)	16,106	13,345,593
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)(b)	15,831	13,271,127
5.50%, 05/15/29 (Call 06/11/24)(a)	24,592	22,243,464
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28 (Call 07/01/24)(a)(b)	8,979	8,089,518
VZ Secured Financing BV, 5.00%, 01/15/32
(Call 01/15/27)(a)	27,449	23,315,345
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)(b)	8,736	7,461,330
6.00%, 01/15/27 (Call 07/01/24)(a)(b)	9,979	9,791,894
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(a)(b)	17,313	15,452,026
		1,605,379,990
Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 06/17/24)(a)(b)	8,831	8,132,026
5.50%, 12/15/27 (Call 07/01/24)(a)(b)	5,769	5,701,070
6.13%, 05/15/28 (Call 07/01/24)(a)(b)	6,514	6,489,573
7.13%, 03/15/31 (Call 03/15/27)(a)(b)	13,479	13,802,226
Arsenal AIC Parent LLC
8.00%, 10/01/30 (Call 10/01/26)(a)	13,566	14,108,640
11.50%, 10/01/31 (Call 10/01/26)(a)	10,002	11,170,484
Constellium SE, 3.75%, 04/15/29
(Call 06/11/24)(a)(b)	11,256	10,106,087
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	25,766	22,867,325
4.50%, 09/15/27 (Call 06/15/27)(a)	10,598	10,066,510
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(a)(b)	11,668	11,337,407
6.13%, 04/15/32 (Call 01/15/32)(a)(b)	14,138	13,844,419
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(a)(b)	10,151	8,983,635
4.63%, 03/01/28 (Call 07/01/24)(a)(b)	9,559	8,889,870
Novelis Corp.
3.25%, 11/15/26 (Call 07/01/24)(a)	13,002	12,143,868
3.88%, 08/15/31 (Call 08/15/26)(a)(b)	13,667	11,702,369
4.75%, 01/30/30 (Call 01/30/25)(a)	30,053	27,761,459
		197,106,968

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment — 0.1%
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(a)(b)	$356	$348,499
5.50%, 08/15/28 (Call 07/15/28)(a)	13,162	11,566,108
8.88%, 11/30/29 (Call 11/30/26)(a)(b)	9,402	9,081,744
		20,996,351
Oil & Gas — 6.3%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(a)(b)	10,329	9,907,233
7.63%, 02/01/29 (Call 07/01/24)(a)(b)	5,091	5,242,706
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29 (Call 09/01/24)(a)(b)	6,556	6,304,935
7.00%, 11/01/26 (Call 07/01/24)(a)(b)	8,258	8,263,442
8.25%, 12/31/28 (Call 07/01/24)(a)(b)	13,162	13,464,726
Baytex Energy Corp.
7.38%, 03/15/32 (Call 03/15/27)(a)(b)	10,658	10,787,657
8.50%, 04/30/30 (Call 04/30/26)(a)(b)	14,926	15,532,331
California Resources Corp., 8.25%, 06/15/29
(Call 06/15/26)(a)	2,205	2,207,756
Calumet Specialty Products
Partners LP/Calumet Finance Corp., 11.00%,
04/15/25 (Call 07/01/24)(a)(b)	987	988,234
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 07/01/24)(a)	5,762	5,690,700
5.88%, 02/01/29 (Call 07/01/24)(a)	6,903	6,772,878
6.75%, 04/15/29 (Call 07/01/24)(a)(b)	16,811	16,816,716
CITGO Petroleum Corp.
6.38%, 06/15/26 (Call 07/01/24)(a)	8,914	8,886,327
7.00%, 06/15/25 (Call 07/01/24)(a)	19,913	19,914,818
8.38%, 01/15/29 (Call 10/15/25)(a)	21,420	22,172,378
Civitas Resources Inc.
5.00%, 10/15/26 (Call 07/01/24)(a)(b)	6,736	6,534,951
8.38%, 07/01/28 (Call 07/01/25)(a)	20,793	21,815,880
8.63%, 11/01/30 (Call 11/01/26)(a)(b)	16,446	17,594,712
8.75%, 07/01/31 (Call 07/01/26)(a)(b)	23,766	25,374,647
CNX Resources Corp.
6.00%, 01/15/29 (Call 07/01/24)(a)(b)	8,476	8,275,288
7.25%, 03/01/32 (Call 03/01/27)(a)	7,228	7,339,068
7.38%, 01/15/31 (Call 01/15/26)(a)(b)	8,490	8,637,803
Comstock Resources Inc.
5.88%, 01/15/30 (Call 01/15/25)(a)(b)	16,715	15,419,588
6.75%, 03/01/29 (Call 06/17/24)(a)(b)	21,111	20,431,015
6.75%, 03/01/29 (Call 06/17/24)(a)	6,735	6,440,344
Crescent Energy Finance LLC
7.63%, 04/01/32 (Call 04/01/27)(a)(b)	13,858	14,116,348
9.25%, 02/15/28 (Call 02/15/25)(a)	17,994	19,059,808
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 07/01/24)(a)	3,946	3,886,810
5.63%, 10/15/25 (Call 07/01/24)(a)	12,900	12,867,750
CVR Energy Inc.
5.75%, 02/15/28 (Call 06/17/24)(a)	7,626	7,064,536
8.50%, 01/15/29 (Call 01/15/26)(a)	10,521	10,566,661
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28 (Call 07/01/24)(a)(b)	12,469	12,726,152
8.75%, 05/01/31 (Call 05/01/27)(a)(b)	11,096	11,482,066
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28
(Call 07/01/24)(a)(b)	13,011	13,145,108
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(a)(h)	11,133	10,600,368
5.38%, 03/30/28 (Call 09/30/27)(a)(h)	11,134	10,076,389
Security	Par (000)	Value

Oil & Gas (continued)
5.88%, 03/30/31 (Call 09/30/30)(a)(h)	$10,022	$8,744,810
8.50%, 09/30/33 (Call 09/30/29)(a)(h)	13,061	12,864,636
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 07/01/24)(a)	10,550	10,154,375
6.00%, 04/15/30 (Call 04/15/25)(a)	7,808	7,534,720
6.00%, 02/01/31 (Call 02/01/26)(a)(b)	9,022	8,605,296
6.25%, 11/01/28 (Call 07/01/24)(a)	10,064	9,938,200
6.25%, 04/15/32 (Call 05/15/27)(a)	8,483	8,139,099
6.88%, 05/15/34 (Call 05/15/29)(a)(b)	7,690	7,576,573
8.38%, 11/01/33 (Call 11/01/28)(a)(b)	10,661	11,410,746
Leviathan Bond Ltd.
6.13%, 06/30/25 (Call 03/30/25)(a)	10,257	10,079,767
6.50%, 06/30/27 (Call 12/30/26)(a)	10,082	9,616,968
6.75%, 06/30/30 (Call 12/30/29)(a)	9,721	8,870,151
Matador Resources Co.
6.50%, 04/15/32 (Call 04/15/27)(a)(b)	16,838	16,783,108
6.88%, 04/15/28 (Call 04/15/25)(a)(b)	9,429	9,530,362
MEG Energy Corp.
5.88%, 02/01/29 (Call 06/11/24)(a)	717	695,210
7.13%, 02/01/27 (Call 07/02/24)(a)(b)	2,474	2,505,561
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 07/01/24)(a)	14,407	14,354,126
10.50%, 05/15/27 (Call 07/01/24)(a)(b)	8,511	8,694,199
Murphy Oil Corp., 5.88%, 12/01/27
(Call 06/17/24)(b)	4,891	4,903,836
Nabors Industries Inc.
7.38%, 05/15/27 (Call 07/01/24)(a)(b)	12,953	12,953,000
9.13%, 01/31/30 (Call 05/31/26)(a)	12,770	13,185,025
Nabors Industries Ltd., 7.25%, 01/15/26
(Call 07/01/24)(a)(b)	9,524	9,541,858
Northern Oil & Gas Inc.
8.13%, 03/01/28 (Call 07/01/24)(a)(b)	13,640	13,867,652
8.75%, 06/15/31 (Call 06/15/26)(a)	11,635	12,189,146
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(a)(b)	13,450	12,247,738
4.63%, 05/01/30 (Call 05/01/25)(a)	13,854	12,589,545
5.88%, 07/15/27 (Call 07/02/24)(a)	10,180	10,014,575
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 07/01/24)	14,904	14,561,990
7.88%, 09/15/30 (Call 09/15/26)(a)	8,938	9,191,859
Permian Resources Operating LLC
5.88%, 07/01/29 (Call 07/01/24)(a)(b)	11,732	11,482,695
7.00%, 01/15/32 (Call 01/15/27)(a)(b)	18,066	18,414,493
8.00%, 04/15/27 (Call 07/01/24)(a)	10,077	10,341,521
9.88%, 07/15/31 (Call 07/15/26)(a)(b)	8,883	9,826,819
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(a)(b)	8,188	7,604,605
4.88%, 05/15/25 (Call 02/15/25)	5,451	5,403,304
8.25%, 01/15/29 (Call 06/17/24)(b)	7,782	8,090,928
SM Energy Co.
6.50%, 07/15/28 (Call 07/15/24)(b)	8,052	8,029,696
6.63%, 01/15/27 (Call 07/01/24)	6,604	6,583,952
6.75%, 09/15/26 (Call 07/01/24)(b)	5,477	5,453,380
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	20,134	18,261,538
5.38%, 02/01/29 (Call 06/17/24)	10,888	10,480,943
5.38%, 03/15/30 (Call 03/15/25)	20,038	19,315,496
Sunoco LP
7.00%, 05/01/29 (Call 05/01/26)(a)(b)	12,995	13,233,458
7.25%, 05/01/32 (Call 05/01/27)(a)(b)	13,325	13,645,040

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 06/17/24)	$13,616	$12,501,920
4.50%, 04/30/30 (Call 04/30/25)(b)	15,243	13,775,909
5.88%, 03/15/28 (Call 07/01/24)	6,821	6,702,377
6.00%, 04/15/27 (Call 07/01/24)(b)	7,069	7,007,146
7.00%, 09/15/28 (Call 09/15/25)(a)	8,118	8,263,968
Talos Production Inc.
9.00%, 02/01/29 (Call 02/01/26)(a)(b)	12,001	12,582,568
9.38%, 02/01/31 (Call 02/01/27)(a)(b)	12,316	13,031,760
Transocean Inc.
8.00%, 02/01/27 (Call 06/11/24)(a)	11,166	11,189,225
8.25%, 05/15/29 (Call 05/15/26)(a)(b)	15,876	15,871,237
8.50%, 05/15/31 (Call 05/15/27)(a)	15,632	15,573,380
8.75%, 02/15/30 (Call 02/15/26)(a)(b)	16,491	17,192,493
Transocean Poseidon Ltd., 6.88%, 02/01/27
(Call 07/02/24)(a)	11	10,737
Transocean Titan Financing Ltd., 8.38%,
02/01/28 (Call 02/01/25)(a)(b)	8,865	9,198,823
Valaris Ltd., 8.38%, 04/30/30 (Call 04/30/26)(a)	21,017	21,720,019
Vital Energy Inc.
7.88%, 04/15/32 (Call 04/15/27)(a)(b)	17,322	17,622,675
9.75%, 10/15/30 (Call 10/15/26)(b)	7,216	7,904,390
		1,064,068,755
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 07/01/24)(a)	16,473	16,242,179
6.88%, 04/01/27 (Call 07/01/24)(a)(b)	6,366	6,389,873
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27 (Call 07/01/24)	15,603	15,603,000
7.13%, 03/15/29 (Call 03/15/26)(a)	18,311	18,304,957
Weatherford International Ltd., 8.63%, 04/30/30
(Call 10/30/24)(a)(b)	28,382	29,339,892
		85,879,901
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28 (Call 07/05/24)(a)(b)	10,586	9,275,983
4.00%, 09/01/29 (Call 07/05/24)(a)(b)	18,378	15,184,822
6.00%, 06/15/27 (Call 07/04/24)(a)	10,645	10,405,381
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 06/14/24)(a)	17,613	14,927,017
5.25%, 04/30/25 (Call 07/04/24)(a)	11,002	10,836,970
5.25%, 08/15/27 (Call 07/04/24)(a)(b)	26,258	15,515,196
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)(b)	20,655	17,453,475
3.13%, 09/15/31 (Call 06/15/31)(b)	14,865	12,468,019
6.00%, 06/15/29 (Call 05/15/26)(b)	14,378	14,409,919
6.88%, 03/15/28 (Call 11/15/24)	9,779	9,986,804
Berry Global Inc., 5.63%, 07/15/27
(Call 07/01/24)(a)(b)	7,127	7,025,916
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29 (Call 04/15/25)(a)(b)	11,883	11,689,901
8.75%, 04/15/30 (Call 04/15/25)(a)	20,009	19,308,685
Crown Americas LLC, 5.25%, 04/01/30
(Call 01/01/30)(b)	8,857	8,542,423
Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	$4,527	$4,351,579
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 07/01/24)	11,579	11,374,759
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	10,036	9,194,649
3.75%, 02/01/30 (Call 08/01/29)(a)(b)	6,918	6,141,455
6.38%, 07/15/32 (Call 05/15/27)(a)	7,274	7,290,003
LABL Inc.
5.88%, 11/01/28 (Call 11/01/24)(a)	9,165	8,259,956
6.75%, 07/15/26 (Call 06/11/24)(a)	12,376	12,221,300
8.25%, 11/01/29 (Call 11/01/24)(a)(b)	8,117	6,909,596
10.50%, 07/15/27 (Call 06/11/24)(a)(b)	12,190	11,866,234
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27 (Call 02/15/25)(a)(b)	46,882	47,669,435
9.25%, 04/15/27 (Call 10/15/24)(a)(b)	25,808	25,687,448
OI European Group BV, 4.75%, 02/15/30
(Call 11/15/24)(a)(b)	7,148	6,520,316
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27 (Call 07/01/24)(a)(b)	12,890	12,822,327
7.25%, 05/15/31 (Call 05/15/26)(a)(b)	14,612	14,594,149
Pactiv Evergreen Group Issuer Inc./Pactiv Evergreen Group Issuer LLC, 4.00%,
10/15/27 (Call 07/01/24)(a)(b)	17,289	16,139,627
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer Inc., 4.38%,
10/15/28 (Call 10/15/24)(a)(b)	8,795	8,186,115
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	7,350	6,882,691
5.00%, 04/15/29 (Call 04/15/25)(a)(b)	7,580	7,182,050
5.50%, 09/15/25 (Call 06/15/25)(a)	3,286	3,269,997
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28 (Call 02/01/25)(a)(b)	11,144	11,065,992
7.25%, 02/15/31 (Call 11/15/26)(a)(b)	7,392	7,597,658
Silgan Holdings Inc., 4.13%, 02/01/28
(Call 06/17/24)(b)	8,500	8,001,422
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 07/01/24)(a)	13,682	13,482,380
8.50%, 08/15/27 (Call 06/11/24)(a)(b)	13,491	13,453,360
		457,195,009
Pharmaceuticals — 3.0%
AdaptHealth LLC
4.63%, 08/01/29 (Call 07/01/24)(a)(b)	9,724	8,344,408
5.13%, 03/01/30 (Call 03/01/25)(a)(b)	10,457	9,135,497
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/02/24)(a)(b)	11,369	8,278,053
9.25%, 04/01/26 (Call 07/01/24)(a)	11,096	10,327,580
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 07/02/24)(a)(b)	27,924	20,593,950
5.00%, 01/30/28 (Call 06/17/24)(a)(b)	7,263	4,067,280
5.00%, 02/15/29 (Call 06/11/24)(a)(b)	7,459	3,872,464
5.25%, 01/30/30 (Call 01/30/25)(a)(b)	13,453	6,751,724
5.25%, 02/15/31 (Call 02/15/26)(a)(b)	7,311	3,705,763
5.50%, 11/01/25 (Call 07/02/24)(a)(b)	26,168	24,663,340
5.75%, 08/15/27 (Call 06/17/24)(a)(b)	8,863	7,001,770
6.13%, 02/01/27 (Call 07/02/24)(a)(b)	18,029	14,916,473
6.25%, 02/15/29 (Call 06/11/24)(a)(b)	14,320	7,693,154
9.00%, 12/15/25 (Call 07/02/24)(a)(b)	14,444	13,709,219
11.00%, 09/30/28(a)(b)	29,691	25,905,397
Endo Finance Holdings Inc., 8.50%, 04/15/31
(Call 04/15/27)(a)(b)	18,453	18,891,259

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
Herbalife Nutrition Ltd./HLF Financing Inc.,
7.88%, 09/01/25 (Call 07/04/24)(a)	$3,138	$3,054,498
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29 (Call 07/01/24)(a)(b)	10,304	6,697,600
12.25%, 04/15/29 (Call 04/15/26)(a)	14,245	14,022,731
Jazz Securities DAC, 4.38%, 01/15/29
(Call 07/15/24)(a)(b)	26,314	24,229,121
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/28 (Call 07/01/24)(a)	36,915	34,105,768
5.13%, 04/30/31 (Call 04/30/26)(a)(b)	33,828	29,937,780
Organon & Co./Organon Foreign Debt
Co-Issuer BV
6.75%, 05/15/34 (Call 05/15/29)(a)	4,190	4,174,204
7.88%, 05/15/34 (Call 05/15/29)(a)(b)	8,420	8,557,751
Owens & Minor Inc.
4.50%, 03/31/29 (Call 07/01/24)(a)(b)	8,302	7,332,742
6.63%, 04/01/30 (Call 04/01/25)(a)(b)	9,961	9,507,774
Perrigo Finance Unlimited Co.
4.38%, 03/15/26 (Call 12/15/25)	11,670	11,192,347
4.65%, 06/15/30 (Call 03/15/30)(b)	15,506	14,260,093
Prestige Brands Inc.
3.75%, 04/01/31 (Call 04/01/26)(a)(b)	11,008	9,439,360
5.13%, 01/15/28 (Call 07/01/24)(a)(b)	5,424	5,220,600
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26(b)	57,818	54,056,939
4.75%, 05/09/27 (Call 02/09/27)(b)	16,503	15,852,341
5.13%, 05/09/29 (Call 02/09/29)(b)	17,371	16,617,644
6.75%, 03/01/28 (Call 12/01/27)(b)	21,910	22,359,775
7.13%, 01/31/25 (Call 10/31/24)(b)	271	271,339
7.88%, 09/15/29 (Call 06/15/29)	11,978	12,763,521
8.13%, 09/15/31 (Call 06/15/31)(b)	10,152	11,155,187
		502,666,446
Pipelines — 5.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 07/01/24)(a)(b)	13,533	12,974,764
5.75%, 03/01/27 (Call 06/17/24)(a)(b)	10,822	10,672,765
5.75%, 01/15/28 (Call 06/17/24)(a)	11,637	11,393,088
6.63%, 02/01/32 (Call 02/01/27)(a)(b)	11,143	11,162,166
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29 (Call 07/15/26)(a)	8,325	8,412,413
7.25%, 07/15/32 (Call 07/15/27)(a)	7,491	7,631,831
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	12,492	11,861,654
4.13%, 12/01/27 (Call 09/01/27)(b)	7,306	6,781,019
4.50%, 03/01/28 (Call 12/01/27)(a)(b)	8,410	7,862,940
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31 (Call 06/15/26)(a)(b)	24,460	22,950,838
7.50%, 12/15/33 (Call 12/15/28)(a)(b)	8,533	8,767,657
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28 (Call 07/01/24)(a)(b)	7,581	7,481,765
8.63%, 03/15/29 (Call 03/15/26)(a)	14,787	15,142,812
DT Midstream Inc.
4.13%, 06/15/29 (Call 07/01/24)(a)	19,727	18,050,205
4.38%, 06/15/31 (Call 06/15/26)(a)(b)	17,614	15,811,149
Security	Par (000)	Value

Pipelines (continued)
Energy Transfer LP, 8.00%, 05/15/54
(Call 02/15/29), (5-year CMT + 4.020%)(b)(d)	$14,226	$14,807,843
EnLink Midstream LLC
5.63%, 01/15/28 (Call 07/15/27)(a)	28	27,665
6.50%, 09/01/30 (Call 03/01/30)(a)	94	96,037
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)(b)	227	222,665
4.85%, 07/15/26 (Call 04/15/26)	148	144,785
EQM Midstream Partners LP
4.13%, 12/01/26 (Call 09/01/26)(b)	6,426	6,178,890
4.50%, 01/15/29 (Call 07/15/28)(a)(b)	13,588	12,674,207
4.75%, 01/15/31 (Call 07/15/30)(a)(b)	19,594	17,968,678
5.50%, 07/15/28 (Call 04/15/28)	14,569	14,255,766
6.00%, 07/01/25 (Call 04/01/25)(a)	6,512	6,493,766
6.38%, 04/01/29 (Call 04/01/26)(a)	9,984	9,981,567
6.50%, 07/01/27 (Call 01/01/27)(a)	15,967	16,101,761
7.50%, 06/01/27 (Call 07/01/24)(a)	8,834	9,038,788
7.50%, 06/01/30 (Call 12/01/29)(a)(b)	8,850	9,350,108
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28 (Call 07/01/24)	12,329	12,359,822
7.88%, 05/15/32 (Call 05/15/27)	8,441	8,457,882
8.00%, 01/15/27 (Call 07/01/24)(b)	17,461	17,807,601
8.25%, 01/15/29 (Call 01/15/26)	10,803	11,062,947
8.88%, 04/15/30 (Call 04/15/26)(b)	9,015	9,416,918
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27 (Call 06/17/24)	6,742	6,751,034
8.25%, 01/15/32 (Call 01/15/27)(a)	7,772	7,996,378
Harvest Midstream I LP
7.50%, 09/01/28 (Call 07/01/24)(a)	2,447	2,471,470
7.50%, 05/15/32 (Call 05/15/27)(a)	8,185	8,264,395
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(a)	13,309	12,090,927
5.13%, 06/15/28 (Call 07/01/24)(a)	10,697	10,278,671
5.50%, 10/15/30 (Call 10/15/25)(a)	7,470	7,169,866
5.63%, 02/15/26 (Call 07/01/24)(a)	9,375	9,322,969
6.50%, 06/01/29 (Call 06/01/26)(a)	2,915	2,947,794
ITT Holdings LLC, 6.50%, 08/01/29
(Call 08/01/24)(a)	21,322	19,536,282
Kinetik Holdings LP
5.88%, 06/15/30 (Call 06/15/25)(a)(b)	18,153	17,676,484
6.63%, 12/15/28 (Call 12/15/25)(a)(b)	13,907	14,037,610
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 07/01/24)(a)(b)	27,517	25,900,376
6.75%, 09/15/25 (Call 06/21/24)(a)	18,273	18,045,867
8.75%, 03/15/29 (Call 03/15/26)(a)(b)	12,975	12,456,000
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29 (Call 02/15/26)(a)	15,684	15,958,470
8.38%, 02/15/32 (Call 02/15/27)(a)	22,535	22,950,320
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	9,734	9,568,425
5.75%, 10/01/25 (Call 07/01/25)	8,374	8,330,246
6.00%, 06/01/26 (Call 03/01/26)(b)	9,378	9,284,220
6.38%, 10/01/30 (Call 04/01/30)(b)	7,593	7,567,791
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)(b)	2,822	2,745,036
4.95%, 07/15/29 (Call 04/15/29)(a)(b)	9,675	9,013,540
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 07/01/24)(a)	12,892	12,318,370

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
6.00%, 03/01/27 (Call 07/01/24)(a)	$7,578	$7,416,968
6.00%, 12/31/30 (Call 12/31/25)(a)(b)	14,311	13,482,536
6.00%, 09/01/31 (Call 09/01/26)(a)	8,959	8,409,186
7.38%, 02/15/29 (Call 02/15/26)(a)	13,872	13,902,102
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(a)(b)	21,520	18,068,965
6.25%, 01/15/30 (Call 10/15/29)(a)	17,337	17,384,330
3.88%, 08/15/29 (Call 02/15/29)(a)	21,642	19,477,861
4.13%, 08/15/31 (Call 02/15/31)(a)	21,233	18,762,120
Venture Global LNG Inc.
8.13%, 06/01/28 (Call 06/01/25)(a)	37,874	38,765,198
8.38%, 06/01/31 (Call 06/01/26)(a)	37,745	38,924,531
9.50%, 02/01/29 (Call 11/01/28)(a)	50,560	54,844,454
9.88%, 02/01/32 (Call 02/01/27)(a)	34,646	37,148,481
		912,674,035
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30
(Call 04/15/25)(a)(b)	11,302	9,811,722
Anywhere Real Estate Group LLC/Realogy
Co-Issuer Corp.
5.25%, 04/15/30 (Call 04/15/25)(a)(b)	8,067	5,251,768
5.75%, 01/15/29 (Call 06/17/24)(a)(b)	9,820	6,745,162
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28 (Call 07/01/24)(a)(b)	11,439	11,373,912
8.88%, 09/01/31 (Call 09/01/26)(a)(b)	6,464	6,761,945
HAT Holdings I LLC/HAT Holdings II LLC,
8.00%, 06/15/27 (Call 03/15/27)(a)(b)	9,685	10,030,077
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 06/17/24)(a)(b)	10,936	9,692,843
4.38%, 02/01/31 (Call 02/01/26)(a)(b)	11,496	9,806,433
5.38%, 08/01/28 (Call 07/01/24)(a)(b)	12,198	11,532,094
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 07/01/24)(b)	10,992	9,343,200
4.75%, 02/01/30 (Call 09/01/24)(b)	10,560	8,617,910
5.00%, 03/01/31 (Call 03/01/26)(b)	10,509	8,354,655
		107,321,721
Real Estate Investment Trusts — 3.9%
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(b)	8,888	8,012,536
8.88%, 04/12/29 (Call 03/12/29)(b)	7,275	7,535,969
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27 (Call 07/01/24)(a)(b)	12,924	12,003,165
5.75%, 05/15/26 (Call 06/11/24)(a)(b)	16,543	16,232,571
Diversified Healthcare Trust
4.38%, 03/01/31 (Call 09/01/30)	9,060	6,545,850
4.75%, 02/15/28 (Call 08/15/27)(b)	10,046	8,270,369
9.75%, 06/15/25 (Call 06/17/24)	8,116	8,120,058
HAT Holdings I LLC/HAT Holdings II LLC,
3.38%, 06/15/26 (Call 03/15/26)(a)(b)	15,703	14,763,961
Hudson Pacific Properties LP
3.25%, 01/15/30 (Call 10/15/29)(b)	6,667	4,650,188
3.95%, 11/01/27 (Call 08/01/27)(b)	7,068	6,060,810
4.65%, 04/01/29 (Call 01/01/29)(b)	9,255	7,239,724
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(a)(b)	19,118	17,068,789
4.88%, 09/15/27 (Call 06/11/24)(a)(b)	15,858	15,225,583
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	17,866	16,498,677
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
5.00%, 07/15/28 (Call 06/11/24)(a)	$7,995	$7,570,266
5.25%, 03/15/28 (Call 06/11/24)(a)	13,898	13,368,139
5.25%, 07/15/30 (Call 07/15/25)(a)(b)	22,587	21,062,355
5.63%, 07/15/32 (Call 07/15/26)(a)(b)	10,496	9,799,711
7.00%, 02/15/29 (Call 08/15/25)(a)	16,692	16,918,510
Iron Mountain Information Management
Services Inc., 5.00%, 07/15/32
(Call 07/15/27)(a)	12,861	11,581,652
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 07/01/24)(a)	11,495	10,747,825
4.75%, 06/15/29 (Call 07/01/24)(a)(b)	11,313	10,195,615
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)(b)	22,467	14,599,933
4.63%, 08/01/29 (Call 08/01/24)(b)	15,229	11,094,783
5.00%, 10/15/27 (Call 07/01/24)(b)	24,433	20,042,390
5.25%, 08/01/26 (Call 07/01/24)(b)	7,785	7,076,909
Office Properties Income Trust, 3.45%, 10/15/31
(Call 07/15/31)	5,524	2,239,577
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29 (Call 07/01/24)(a)(b)	13,504	12,541,840
5.88%, 10/01/28 (Call 07/01/24)(a)	11,540	11,309,200
7.00%, 02/01/30 (Call 08/01/26)(a)(b)	8,113	8,163,706
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29 (Call 07/01/24)(a)(b)	10,224	9,533,880
4.75%, 10/15/27 (Call 07/01/24)(b)	12,026	11,536,301
6.50%, 04/01/32 (Call 04/01/27)(a)	18,479	18,363,506
7.25%, 07/15/28 (Call 07/15/25)(a)	6,365	6,513,384
Rithm Capital Corp., 8.00%, 04/01/29
(Call 04/01/26)(a)	13,293	12,909,995
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/24)(a)	8,848	8,360,437
4.00%, 09/15/29 (Call 09/15/24)(a)	9,039	7,875,229
SBA Communications Corp.
3.13%, 02/01/29 (Call 07/01/24)(b)	28,919	25,430,212
3.88%, 02/15/27 (Call 06/11/24)(b)	25,151	23,808,716
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	6,912	5,736,960
4.38%, 02/15/30 (Call 08/15/29)(b)	7,026	5,101,579
4.75%, 10/01/26 (Call 08/01/26)	7,456	6,971,733
4.95%, 02/15/27 (Call 08/15/26)(b)	7,071	6,450,520
4.95%, 10/01/29 (Call 07/01/29)	7,380	5,724,113
5.50%, 12/15/27 (Call 09/15/27)	6,696	6,158,646
7.50%, 09/15/25 (Call 06/04/24)	12,664	12,904,760
8.38%, 06/15/29 (Call 06/15/26)	6,365	6,240,883
8.63%, 11/15/31 (Call 11/15/26)(a)	16,763	17,582,816
8.88%, 06/15/32 (Call 06/15/27)	6,850	6,403,928
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(a)	7,263	6,731,712
4.38%, 01/15/27 (Call 07/15/26)(a)(b)	8,851	8,312,063
4.75%, 03/15/25 (Call 09/15/24)(b)	245	240,791
7.25%, 04/01/29 (Call 10/01/28)(a)(b)	12,128	12,065,783
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30
(Call 01/15/25)(a)(b)	13,006	8,819,629
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
4.75%, 04/15/28 (Call 06/11/24)(a)	9,747	8,047,586
6.50%, 02/15/29 (Call 06/11/24)(a)(b)	19,354	13,426,837

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
10.50%, 02/15/28 (Call 09/15/25)(a)	$47,015	$47,026,598
XHR LP
4.88%, 06/01/29 (Call 07/01/24)(a)(b)	9,044	8,312,944
6.38%, 08/15/25 (Call 06/11/24)(a)(b)	3,620	3,610,950
		656,743,152
Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 06/11/24)(a)(b)	12,387	11,172,933
3.88%, 01/15/28 (Call 07/01/24)(a)	25,580	23,765,196
4.00%, 10/15/30 (Call 10/15/25)(a)	50,604	44,021,938
4.38%, 01/15/28 (Call 07/02/24)(a)(b)	12,817	11,974,539
Advance Auto Parts Inc., 3.90%, 04/15/30
(Call 01/15/30)(b)	9,001	8,096,852
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 06/11/24)(b)	7,742	7,309,996
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	13,504	12,423,680
4.75%, 03/01/30 (Call 03/01/25)(b)	7,138	6,549,770
5.00%, 02/15/32 (Call 11/15/26)(a)(b)	11,896	10,597,790
Bath & Body Works Inc.
5.25%, 02/01/28(b)	8,925	8,674,832
6.63%, 10/01/30 (Call 10/01/25)(a)(b)	17,203	17,224,504
7.50%, 06/15/29 (Call 07/01/24)(b)	5,985	6,171,792
BCPE Ulysses Intermediate Inc., 7.75%,
04/01/27 (Call 07/01/24), (7.75% PIK)(a)(b)(c)	7,505	7,213,764
Beacon Roofing Supply Inc., 6.50%, 08/01/30
(Call 08/01/26)(a)(b)	12,135	12,131,481
Carvana Co.
12.00%, 12/01/28 (Call 08/15/24),
(12.00% PIK)(a)(b)(c)	19,702	20,592,530
13.00%, 06/01/30 (Call 08/15/25),
(13.00% PIK)(a)(c)	26,099	26,862,780
14.00%, 06/01/31 (Call 08/15/28),
(14.00% PIK)(a)(b)(c)	30,278	31,953,128
eG Global Finance PLC, 12.00%, 11/30/28
(Call 05/30/26)(a)	20,695	21,433,811
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26 (Call 07/01/24)(a)	10,592	10,340,440
5.88%, 04/01/29 (Call 07/01/24)(a)(b)	15,607	14,692,274
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29 (Call 01/15/25)(a)	17,564	15,829,555
6.75%, 01/15/30 (Call 01/15/25)(a)(b)	22,262	19,676,714
FirstCash Inc.
4.63%, 09/01/28 (Call 07/01/24)(a)	9,661	9,053,162
5.63%, 01/01/30 (Call 01/01/25)(a)(b)	9,942	9,416,267
6.88%, 03/01/32 (Call 03/01/27)(a)(b)	9,306	9,255,316
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(a)(b)	13,153	11,377,345
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	14,204	11,789,320
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29 (Call 01/15/26)(a)	9,188	8,943,149
8.75%, 01/15/32 (Call 01/15/27)(a)	9,936	9,563,400
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27
(Call 07/01/24)(a)	9,885	9,588,450
Kohl’s Corp., 4.63%, 05/01/31 (Call 02/01/31)(b)	9,658	7,793,040
LBM Acquisition LLC, 6.25%, 01/15/29
(Call 07/01/24)(a)(b)	14,649	13,226,729
LCM Investments Holdings II LLC
4.88%, 05/01/29 (Call 07/01/24)(a)(b)	17,195	15,977,938
8.25%, 08/01/31 (Call 08/01/26)(a)	13,787	14,304,012
Security	Par (000)	Value

Retail (continued)
Lithia Motors Inc.
3.88%, 06/01/29 (Call 07/01/24)(a)(b)	$13,620	$12,154,079
4.38%, 01/15/31 (Call 10/15/25)(a)(b)	9,454	8,330,865
4.63%, 12/15/27 (Call 07/01/24)(a)(b)	7,100	6,753,875
Macy’s Retail Holdings LLC
5.88%, 04/01/29 (Call 07/01/24)(a)(b)	10,024	9,628,553
5.88%, 03/15/30 (Call 03/15/25)(a)(b)	7,600	7,245,080
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	8,350	7,942,937
Michaels Companies Inc. (The)
5.25%, 05/01/28 (Call 06/11/24)(a)(b)	14,943	12,103,830
7.88%, 05/01/29 (Call 06/11/24)(a)(b)	22,730	15,456,400
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)	8,564	7,436,121
4.75%, 09/15/29 (Call 09/15/24)(b)	8,151	7,662,022
NMG Holding Co. Inc./Neiman Marcus
Group LLC, 7.13%, 04/01/26
(Call 07/01/24)(a)(b)	20,888	20,799,226
Nordstrom Inc.
4.25%, 08/01/31 (Call 05/01/31)(b)	8,403	7,422,370
4.38%, 04/01/30 (Call 01/01/30)(b)	9,696	8,810,173
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 06/11/24)(b)	6,013	5,813,789
3.75%, 06/15/29 (Call 06/15/24)	10,158	9,040,620
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28 (Call 07/01/24)(a)	20,414	18,946,693
7.75%, 02/15/29 (Call 07/01/24)(a)(b)	20,129	19,236,078
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(b)	9,218	6,868,332
4.75%, 02/15/27 (Call 11/15/26)(b)	12,013	10,196,034
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	12,350	11,061,812
4.88%, 11/15/31 (Call 11/15/26)(a)(b)	9,971	8,757,529
SRS Distribution Inc.
4.63%, 07/01/28 (Call 07/01/24)(a)(b)	11,160	11,120,940
6.00%, 12/01/29 (Call 12/01/24)(a)	12,498	12,685,470
6.13%, 07/01/29 (Call 07/01/24)(a)	6,332	6,432,134
Staples Inc.
7.50%, 04/15/26 (Call 06/10/24)(a)(b)	30,459	30,487,022
10.75%, 04/15/27 (Call 07/01/24)(a)	15,450	13,578,619
10.75%, 09/01/29 (Call 09/01/26)(a)	14,575	14,046,656
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31
(Call 06/01/26)(a)(b)	11,983	10,747,253
Walgreens Boots Alliance Inc.
3.20%, 04/15/30 (Call 01/15/30)(b)	8,750	7,647,744
3.45%, 06/01/26 (Call 03/01/26)	19,676	18,775,654
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)(b)	18,248	15,927,082
4.63%, 01/31/32 (Call 10/01/26)(b)	19,325	17,616,283
4.75%, 01/15/30 (Call 10/15/29)(a)(b)	13,614	12,853,442
5.38%, 04/01/32 (Call 04/01/27)(b)	17,393	16,604,880
		889,188,024
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29 (Call 07/01/24)(a)(b)	7,032	6,265,998
4.38%, 04/15/28 (Call 06/11/24)(a)(b)	6,967	6,493,662
4.75%, 04/15/29 (Call 01/15/29)(a)	28,013	26,566,392
5.95%, 06/15/30 (Call 06/15/25)(a)(b)	14,561	14,343,313
		53,669,365

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.8%
AthenaHealth Group Inc., 6.50%, 02/15/30
(Call 02/15/25)(a)(b)	$41,175	$37,344,387
Central Parent Inc./CDK Global Inc., 7.25%,
06/15/29 (Call 06/15/25)(a)	14,258	14,347,112
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29
(Call 06/15/25)(a)	13,948	14,262,109
Clarivate Science Holdings Corp.
3.88%, 07/01/28 (Call 06/30/24)(a)(b)	17,479	16,007,268
4.88%, 07/01/29 (Call 06/30/24)(a)(b)	16,087	14,663,461
Cloud Software Group Inc.
6.50%, 03/31/29 (Call 09/30/25)(a)	68,224	64,642,240
8.25%, 06/30/32 (Call 06/30/27)(a)	20,675	20,873,135
9.00%, 09/30/29 (Call 09/30/25)(a)(b)	66,828	64,658,763
Fair Isaac Corp.
4.00%, 06/15/28 (Call 06/17/24)(a)	16,832	15,632,720
5.25%, 05/15/26 (Call 02/15/26)(a)	5,264	5,185,711
Open Text Corp.
3.88%, 02/15/28 (Call 07/02/24)(a)(b)	18,343	16,857,555
3.88%, 12/01/29 (Call 12/01/24)(a)(b)	13,814	12,097,749
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(a)(b)	15,322	13,618,385
4.13%, 12/01/31 (Call 12/01/26)(a)(b)	12,089	10,405,123
ROBLOX Corp., 3.88%, 05/01/30
(Call 11/01/24)(a)(b)	18,942	16,525,580
Rocket Software Inc.
6.50%, 02/15/29 (Call 07/01/24)(a)	10,385	8,754,555
9.00%, 11/28/28 (Call 05/01/25)(a)(b)	13,261	13,472,513
SS&C Technologies Inc.
5.50%, 09/30/27 (Call 07/01/24)(a)(b)	29,712	29,090,276
6.50%, 06/01/32 (Call 06/01/27)(a)	5,995	6,009,988
Twilio Inc.
3.63%, 03/15/29 (Call 06/11/24)(b)	10,281	9,184,360
3.88%, 03/15/31 (Call 03/15/26)(b)	9,201	8,004,870
UKG Inc., 6.88%, 02/01/31 (Call 02/01/27)(a)	43,636	43,908,725
Veritas U.S. Inc./Veritas Bermuda Ltd., 7.50%,
09/01/25 (Call 07/01/24)(a)	27,540	24,992,550
		480,539,135
Telecommunications — 4.7%
Altice France Holding SA
6.00%, 02/15/28 (Call 07/01/24)(a)(b)	16,664	5,290,820
10.50%, 05/15/27 (Call 06/11/24)(a)(b)	23,264	8,607,680
Altice France SA
5.13%, 01/15/29 (Call 07/01/24)(a)	6,857	4,613,390
5.13%, 07/15/29 (Call 07/01/24)(a)	38,664	26,049,870
5.50%, 01/15/28 (Call 06/11/24)(a)	17,362	12,193,952
5.50%, 10/15/29 (Call 10/15/24)(a)	28,941	19,426,646
8.13%, 02/01/27 (Call 06/11/24)(a)	25,710	19,716,999
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26),
(5-year CMT + 2.985%)(a)(b)(d)	9,004	8,437,288
4.88%, 11/23/81 (Call 08/23/31),
(5-year CMT + 3.493%)(a)(b)(d)	8,420	7,563,684
C&W Senior Finance Ltd., 6.88%, 09/15/27
(Call 06/11/24)(a)(b)	21,856	20,765,167
CommScope Inc.
4.75%, 09/01/29 (Call 09/01/24)(a)	21,898	15,438,090
6.00%, 03/01/26 (Call 07/01/24)(a)	27,452	24,500,910
7.13%, 07/01/28 (Call 07/01/24)(a)	10,940	4,549,216
8.25%, 03/01/27 (Call 07/01/24)(a)(b)	15,924	7,295,103
Security	Par (000)	Value

Telecommunications (continued)
CommScope Technologies LLC
5.00%, 03/15/27 (Call 06/11/24)(a)	$12,258	$5,087,070
6.00%, 06/15/25 (Call 06/11/24)(a)(b)	21,076	17,324,472
Connect Finco SARL/Connect U.S. Finco LLC,
6.75%, 10/01/26 (Call 06/14/24)(a)	39,019	36,872,955
Consolidated Communications Inc.
5.00%, 10/01/28 (Call 06/11/24)(a)(b)	7,517	6,176,398
6.50%, 10/01/28 (Call 06/11/24)(a)(b)	12,931	10,927,729
Frontier Communications Holdings LLC
5.00%, 05/01/28 (Call 07/01/24)(a)(b)	26,406	24,656,603
5.88%, 10/15/27 (Call 07/01/24)(a)(b)	20,251	19,727,850
5.88%, 11/01/29 (Call 11/01/24)(b)	12,887	11,147,361
6.00%, 01/15/30 (Call 10/15/24)(a)(b)	18,124	15,711,152
6.75%, 05/01/29 (Call 07/01/24)(a)(b)	17,629	16,081,174
8.63%, 03/15/31 (Call 03/15/26)(a)(b)	12,981	13,305,525
8.75%, 05/15/30 (Call 05/15/25)(a)(b)	20,088	20,766,774
Hughes Satellite Systems Corp.
5.25%, 08/01/26	13,687	9,238,725
6.63%, 08/01/26(b)	13,365	4,978,896
Iliad Holding SASU
6.50%, 10/15/26 (Call 06/11/24)(a)	13,276	13,176,430
7.00%, 10/15/28 (Call 10/15/24)(a)	17,734	17,568,217
8.50%, 04/15/31 (Call 04/15/27)(a)(b)	7,992	8,081,910
Intelsat Jackson Holdings SA, 6.50%, 03/15/30
(Call 03/15/25)(a)(b)	51,397	48,345,560
Level 3 Financing Inc.
3.75%, 07/15/29 (Call 07/01/24)(a)	6,675	2,232,788
3.88%, 10/15/30 (Call 03/22/25)(a)(b)	10,393	5,663,596
4.00%, 04/15/31 (Call 03/22/25)(a)(b)	11,994	6,506,745
4.50%, 04/01/30 (Call 03/22/26)(a)(b)	10,906	6,266,405
4.88%, 06/15/29 (Call 03/22/26)(a)	12,864	7,705,922
10.50%, 04/15/29 (Call 03/22/27)(a)(b)	9,997	9,974,507
10.50%, 05/15/30 (Call 05/15/26)(a)(b)	11,847	11,800,106
10.75%, 12/15/30 (Call 03/22/27)(a)(b)	10,410	10,391,783
11.00%, 11/15/29 (Call 03/22/27)(a)	24,710	25,358,451
Lumen Technologies Inc.
4.13%, 04/15/30 (Call 07/01/24)(a)(b)	6,757	4,287,634
4.50%, 01/15/29 (Call 06/11/24)(a)	5,172	1,534,532
5.13%, 12/15/26 (Call 07/01/24)(a)(b)	3,710	2,352,176
Rogers Communications Inc., 5.25%, 03/15/82
(Call 03/15/27),
(5-year CMT + 3.590%)(a)(b)(d)	15,227	14,636,649
Viasat Inc., 7.50%, 05/30/31
(Call 05/30/26)(a)(b)	12,474	8,482,320
ViaSat Inc.
5.63%, 09/15/25 (Call 06/11/24)(a)(b)	13,203	12,851,668
5.63%, 04/15/27 (Call 06/11/24)(a)(b)	10,735	9,604,330
6.50%, 07/15/28 (Call 07/01/24)(a)(b)	6,827	5,070,832
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(a)	23,339	19,213,832
4.75%, 07/15/31 (Call 07/15/26)(a)	24,572	20,414,744
Vmed O2 UK Financing I PLC, 7.75%, 04/15/32
(Call 04/15/27)(a)	12,886	12,568,944
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26),
(5-year CMT + 2.447%)(b)(d)	11,329	10,561,234
4.13%, 06/04/81 (Call 03/04/31),
(5-year CMT + 2.767%)(b)(d)	17,457	14,865,217
7.00%, 04/04/79 (Call 01/04/29),
(5-year USD Swap + 4.873%)(d)	34,418	35,502,384

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/28
(Call 07/01/24)(a)(b)	$24,536	$23,085,370
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 07/01/24)(a)(b)	26,163	20,462,736
6.13%, 03/01/28 (Call 07/01/24)(a)(b)	18,484	12,576,883
		797,595,404
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30
(Call 05/09/27)(a)(b)	22,325	21,176,379
XPO Inc.
7.13%, 06/01/31 (Call 06/01/26)(a)(b)	8,300	8,466,000
7.13%, 02/01/32 (Call 02/01/27)(a)(b)	10,680	10,878,648
		40,521,027
Trucking & Leasing — 0.3%
AerCap Global Aviation Trust, 6.50%, 06/15/45
(Call 06/15/25), (3-mo. SOFR + 4.562%)(a)(d)	7,560	7,531,650
Fortress Transportation and Infrastructure Investors LLC
7.00%, 05/01/31 (Call 05/01/27)(a)	12,031	12,156,844
7.88%, 12/01/30 (Call 12/01/26)(a)	8,769	9,155,274
5.50%, 05/01/28 (Call 07/01/24)(a)	17,377	16,795,392
9.75%, 08/01/27 (Call 06/11/24)(a)	5,571	5,735,456
		51,374,616
Total Long-Term Investments — 98.5%
(Cost: $17,874,144,847)		16,718,965,660

Shares

Short-Term Securities

Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(i)(j)(k)	2,837,042,194	2,837,893,307

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(i)(j)	57,220,000	$57,220,000

Total Short-Term Securities — 17.1%
(Cost: $2,894,145,331)		2,895,113,307

Total Investments — 115.6%
(Cost: $20,768,290,178)		19,614,078,967

Liabilities in Excess of Other Assets — (15.6)%		(2,650,037,163)

Net Assets — 100.0%		$16,964,041,804

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.

(g)	Perpetual security with no stated maturity date.

(h)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(i)	Affiliate of the Fund.

(j)	Annualized 7-day yield as of period end.

(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/24	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/24	Shares Held at 05/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,144,643,833	$—	$(306,212,465	)(a)	$(75,019)	$(463,042)	$2,837,893,307	2,837,042,194	$3,658,064	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	132,290,000	—	(75,070,000	)(a)	—	—	57,220,000	57,220,000	854,791		—
					$(75,019)	$(463,042)	$2,895,113,307		$4,512,855		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® iBoxx $ High Yield Corporate Bond ETF
May 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$16,718,965,660	$—	$16,718,965,660
Short-Term Securities
Money Market Funds	2,895,113,307	—	—	2,895,113,307
	$2,895,113,307	$16,718,965,660	$—	$19,614,078,967

Portfolio Abbreviation

CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate